UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-03605

                                     Northern Institutional Funds

(Exact name of registrant as specified in charter)

50 South LaSalle Street

                                 Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Name and Address of Agent for Service: Michael D. Mabry Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, Pennsylvania 19103	with a copy to: Kevin P. O’Rourke Jose J. Del Real, Esq. The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603

Registrant’s telephone number, including area code: (800) 637-1380

Date of fiscal year end: November 30

Date of reporting period: May 31, 2021

Item 1. Reports to Stockholders.

(a)	Copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30e-1).

NORTHERN INSTITUTIONAL FUNDS

MONEY MARKET PORTFOLIOS

SEMI-ANNUAL REPORT

MAY 31, 2021

NORTHERN INSTITUTIONAL FUNDS

MANAGED BY NORTHERN TRUST

MONEY MARKET PORTFOLIOS

TABLE OF CONTENTS

2	STATEMENTS OF ASSETS AND LIABILITIES

3	STATEMENTS OF OPERATIONS

4	STATEMENTS OF CHANGES IN NET ASSETS

6	FINANCIAL HIGHLIGHTS

12	SCHEDULES OF INVESTMENTS

12	TREASURY PORTFOLIO
Ticker Symbols:
Shares: NITXX
Premier: NTPXX

16	U.S. GOVERNMENT PORTFOLIO
Ticker Symbols:
Shares: BNGXX
Service: BGCXX

20	U.S. GOVERNMENT SELECT PORTFOLIO
Ticker Symbols:
Shares: BGSXX
Service: BSCXX
Siebert Williams Shank Shares (formerly
known as Williams Capital Shares): WCGXX

25	NOTES TO THE FINANCIAL STATEMENTS

33	FUND EXPENSES

35	APPROVAL OF MANAGEMENT AGREEMENT

40	FOR MORE INFORMATION

This report has been prepared for the general information of Northern Institutional Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds summary prospectus or prospectus, which contains more complete information about a fund’s investment objectives, risks, fees and expenses. Investors are reminded to read a summary prospectus or prospectus carefully before investing or sending money.

You could lose money by investing in the Portfolios. Although each Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.

An investment in a Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”), any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolios’ sponsor has no legal obligation to provide financial support to the Portfolios, and you should not expect that the sponsor will provide financial support to the Portfolios at any time.

Northern Institutional Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	1	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

STATEMENTS OF ASSETS AND LIABILITIES	MAY 31, 2021 (UNAUDITED)

Amounts in thousands, except per share data	TREASURY PORTFOLIO	U.S. GOVERNMENT PORTFOLIO	U.S. GOVERNMENT SELECT PORTFOLIO
ASSETS:
Investments, at value	$52,193,307	$14,073,370	$27,941,881
Repurchase agreements, at value	31,421,739	8,844,767	16,547,090
Cash and cash equivalents	1,382,501	761,686	1,108,405
Interest income receivable	59,178	11,481	22,561
Receivable for securities sold	1,448,594	141,182	297,466
Receivable for fund shares sold	678,453	63,317	2
Receivable from affiliates for expense reimbursements	10,312	3,721	6,772
Prepaid and other assets	232	50	126
Total Assets	87,194,316	23,899,574	45,924,303
LIABILITIES:
Payable for securities purchased	3,040,083	414,972	839,943
Payable for fund shares redeemed	–	676,728	13,577
Distributions payable to shareholders	686	–	1,131
Payable to affiliates:
Management fees	8,880	4,384	6,849
Custody fees	1,338	193	573
Shareholder servicing fees	2,490	–	–
Transfer agent fees	1,912	551	1,071
Accrued Trustee fees	42	104	66
Accrued other liabilities	96	67	91
Total Liabilities	3,055,527	1,096,999	863,301
Net Assets	$84,138,789	$22,802,575	$45,061,002
ANALYSIS OF NET ASSETS:
Capital stock	$84,138,416	$22,802,602	$45,060,928
Distributable earnings (loss)	373	(27)	74
Net Assets	$84,138,789	$22,802,575	$45,061,002
Net Assets:
Shares	$22,942,076	$22,802,574	$37,430,527
Service Shares	–	1	131,231
Premier Shares	61,196,713	–	–
Siebert Williams Shank Shares(1)	–	–	7,499,244
Total Shares Outstanding (no par value, unlimited shares authorized):
Shares	22,941,719	22,802,567	37,430,415
Service Shares	–	1	131,230
Premier Shares	61,196,697	–	–
Siebert Williams Shank Shares(1)	–	–	7,499,303
Net Asset Value, Redemption and Offering Price Per Share:
Shares	$1.00	$1.00	$1.00
Service Shares	–	1.00	1.00
Premier Shares	1.00	–	–
Siebert Williams Shank Shares(1)	–	–	1.00
Investments, at cost	$52,193,307	$14,073,370	$27,941,881
Repurchase agreements, at cost	31,421,739	8,844,767	16,547,090

(1)	Formerly known as Williams Capital Shares.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	2	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

STATEMENTS OF OPERATIONS	FOR THE SIX MONTHS ENDED MAY 31, 2021 (UNAUDITED)

Amounts in thousands	TREASURY PORTFOLIO	U.S. GOVERNMENT PORTFOLIO	U.S. GOVERNMENT SELECT PORTFOLIO
INVESTMENT INCOME:
Interest income	$35,530	$9,618	$20,590
Total Investment Income	35,530	9,618	20,590
EXPENSES:
Management fees	49,147	23,791	36,403
Custody fees	2,979	659	1,474
Transfer agent fees	5,671	1,552	3,034
Registration fees	65	3	15
Printing fees	31	8	16
Professional fees	184	83	116
Shareholder servicing fees	14,199	–	–
Trustee fees	342	78	167
Other	268	71	141
Total Expenses	72,886	26,245	41,366
Less expenses voluntarily reimbursed by investment adviser	(38,187)	(16,398)	(24,189)
Less expenses contractually reimbursed by investment adviser	(1,488)	(232)	(665)
Less custodian credits	–	(1)	–
Net Expenses	33,211	9,614	16,512
Net Investment Income	2,319	4	4,078
NET REALIZED AND UNREALIZED GAINS:
Net realized gains on:
Investments	340	20	115
Net Gains	340	20	115
Net Increase in Net Assets Resulting from Operations	$2,659	$24	$4,193

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	3	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS	FOR THE SIX MONTHS ENDED MAY 31, 2021, (UNAUDITED) OR THE FISCAL YEAR ENDED NOVEMBER 30, 2020

	TREASURY PORTFOLIO		U.S. GOVERNMENT PORTFOLIO		U.S. GOVERNMENT SELECT PORTFOLIO
Amounts in thousands	2021	2020	2021	2020	2021	2020
OPERATIONS:
Net investment income	$2,319	$302,846	$4	$77,948	$4,078	$161,660
Net realized gains	340	1,477	20	520	115	1,427
Net Increase in Net Assets Resulting from Operations	2,659	304,323	24	78,468	4,193	163,087
CAPITAL SHARE TRANSACTIONS:(1)
Net increase (decrease) in net assets resulting from Shares transactions	(2,989,712)	13,002,563	5,776,299	1,888,335	(2,868,346)	14,407,059
Net increase (decrease) in net assets resulting from Service Shares transactions	–	–	–	(1,975)	(16,386)	4,455
Net increase in net assets resulting from Premier Shares transactions	6,175,747	16,389,978	–	–	–	–
Net increase in net assets resulting from Siebert Williams Shank Shares transactions(2)	–	–	–	–	5,935,267	1,108,200
Net Increase in Net Assets Resulting from Capital Share Transactions	3,186,035	29,392,541	5,776,299	1,886,360	3,050,535	15,519,714
DISTRIBUTIONS TO SHARES SHAREHOLDERS:
Distributable earnings	(941)	(100,024)	(525)	(78,079)	(4,930)	(157,637)
Total Distributions to Shares Shareholders	(941)	(100,024)	(525)	(78,079)	(4,930)	(157,637)
DISTRIBUTIONS TO SERVICE SHARES SHAREHOLDERS:
Distributable earnings	–	–	– (3)	(10)	(17)	(638)
Total Distributions to Service Shares Shareholders	–	–	–	(10)	(17)	(638)
DISTRIBUTIONS TO PREMIER SHARES SHAREHOLDERS:
Distributable earnings	(2,850)	(203,869)	–	–	–	–
Total Distributions to Premier Shares Shareholders	(2,850)	(203,869)	–	–	–	–
DISTRIBUTIONS TO SIEBERT WILLIAMS SHANK SHARES(2) SHAREHOLDERS:
Distributable earnings	–	–	–	–	(559)	(3,642)
Total Distributions to Siebert Williams Shank Shares(2) Shareholders	–	–	–	–	(559)	(3,642)
Total Increase in Net Assets	3,184,903	29,392,971	5,775,798	1,886,739	3,049,222	15,520,884
NET ASSETS:
Beginning of period	80,953,886	51,560,915	17,026,777	15,140,038	42,011,780	26,490,896
End of period	$84,138,789	$80,953,886	$22,802,575	$17,026,777	$45,061,002	$42,011,780

(1)	The number of shares approximates the dollar amount of transactions.
(2)	Formerly known as Williams Capital Shares.
(3)	Amounts round to less than $1,000.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	4	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS	FOR THE SIX MONTHS ENDED MAY 31, 2021 (UNAUDITED) OR THE FISCAL YEARS ENDED NOVEMBER 30,

TREASURY PORTFOLIO					SHARES
Selected per share data	2021		2020		2019		2018		2017		2016
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	(1),(2)	0.01		0.02		0.02		0.01		–	(2)
Net realized gains (losses)(2)	–		–		–		–		–		–
Total from Investment Operations	–		0.01		0.02		0.02		0.01		–
LESS DISTRIBUTIONS PAID:
From net investment income	–	(2)	(0.01)		(0.02)		(0.02)		(0.01)		–	(2)
From net realized gains	–		–		–	(2)	–	(2)	–		–
Total Distributions Paid	–		(0.01)		(0.02)		(0.02)		(0.01)		–
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return(3)	0.01	%(4)	0.54	%(5)	2.17%		1.63%		0.70%		0.23%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$22,942,076		$25,932,036		$12,929,215		$4,231,663		$11,867,693		$9,790,988
Ratio to average net assets of:(6)
Expenses, net of waivers, reimbursements and credits	0.09%		0.15%		0.15	%(7)	0.15	%(7)	0.15	%(7)	0.15	%(7),(8)
Expenses, before waivers, reimbursements and credits	0.15%		0.16%		0.16%		0.16%		0.16%		0.20	%(8)
Net investment income, net of waivers, reimbursements and credits	0.01%		0.35%		2.09	%(7)	1.46	%(7)	0.71	%(7)	0.22	%(7),(8)
Net investment income (loss), before waivers, reimbursements and credits	(0.05)%		0.34%		2.08%		1.45%		0.70%		0.17	%(8)

(1)	Net investment income for the period ended was calculated using the average shares outstanding method.
(2)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income and net realized gains were less than $0.01 per share.
(3)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(4)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Share class of the Portfolio in the amount of approximately $5,826,000. Total return excluding the voluntary reimbursement would have been -0.03% (see Note 4).

(5)	Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Share class of the Portfolio in the amount of approximately $124,000 and had no effect on the Portfolio’s total return.
(6)	Annualized for periods less than one year.
(7)	The impact on Net Assets due to any custody credits is less than 0.005%.
(8)

Effective August 1, 2016, the investment adviser reduced the management fees paid by the Portfolio. Effective August 1, 2016, the investment adviser agreed to increase the expense reimbursements it provides the Portfolio by contractually limiting the Portfolio’s total expenses (other than certain excepted expenses noted in the Notes to Financial Statements) to 0.15%. Prior to August 1, 2016, the expense limitation had been 0.20%.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	5	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS	FOR THE SIX MONTHS ENDED MAY 31, 2021 (UNAUDITED) OR THE FISCAL YEARS ENDED NOVEMBER 30,

					PREMIER
Selected per share data	2021		2020		2019		2018		2017		2016(1)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	(2),(3)	–	(3)	0.02		0.02		0.01		–	(3)
Net realized gains (losses)(3)	–		–		–		–		–		–
Total from Investment Operations	–		–		0.02		0.02		0.01		–
LESS DISTRIBUTIONS PAID:
From net investment income	–	(3)	–	(3)	(0.02)		(0.02)		(0.01)		–	(3)
From net realized gains	–		–		–	(3)	–	(3)	–		–
Total Distributions Paid	–		–		(0.02)		(0.02)		(0.01)		–
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return(4)	0.00	%(5)	0.50	%(6)	2.12%		1.58%		0.65%		0.07%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$61,196,713		$55,021,850		$38,631,700		$34,048,992		$33,507,259		$24,476,939
Ratio to average net assets of:(7)
Expenses, net of waivers, reimbursements and credits	0.09%		0.20%		0.20	%(8)	0.20	%(8)	0.20	%(8)	0.20	%(8)
Expenses, before waivers, reimbursements and credits	0.21%		0.21%		0.21%		0.21%		0.21%		0.21%
Net investment income, net of waivers, reimbursements and credits	0.01%		0.41%		2.11	%(8)	1.57	%(8)	0.67	%(8)	0.21	%(8)
Net investment income (loss), before waivers, reimbursements and credits	(0.11)%		0.40%		2.10%		1.56%		0.66%		0.20%

(1)	For the period August 1, 2016 (commencement of operations) through November 30, 2016.
(2)	Net investment income for the period ended was calculated using the average shares outstanding method.
(3)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income and net realized gains were less than $0.01 per share.
(4)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(5)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Premier class of the Portfolio in the amount of approximately $32,361,000. Total return excluding the voluntary reimbursement would have been -0.05% (see Note 4).

(6)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Premier class of the Portfolio in the amount of approximately $2,734,000. Total return excluding the voluntary reimbursement would have been 0.49%.

(7)	Annualized for periods less than one year.
(8)	The impact on Net Assets due to any custody credits is less than 0.005%.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	6	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED MAY 31, 2021, (UNAUDITED)

OR THE FISCAL YEARS ENDED NOVEMBER 30,

U.S. GOVERNMENT PORTFOLIO					SHARES
Selected per share data	2021		2020		2019	2018	2017		2016
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	(1)	–	(1),(2)	0.02	0.02	0.01	(2)	–	(1)
Net realized gains (losses)(1)	–		–		–	–	–		–
Total from Investment Operations	–		–		0.02	0.02	0.01		–
LESS DISTRIBUTIONS PAID:
From net investment income	–	(1)	–	(1)	(0.02)	(0.02)	(0.01)		–	(1)
Total Distributions Paid	–		–		(0.02)	(0.02)	(0.01)		–
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00		$1.00
Total Return(3)	0.00	%(4)	0.49	%(5)	2.09%	1.54%	0.62%		0.11%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$22,802,574		$17,026,776		$15,138,062	$13,197,876	$13,905,729		$4,919,953
Ratio to average net assets of:(6)
Expenses, net of waivers, reimbursements and credits(7)	0.09%		0.24%		0.25%	0.25%	0.25	%(8)	0.30	%(9)
Expenses, before waivers, reimbursements and credits	0.25%		0.26%		0.26%	0.26%	0.30	%(8)	0.37%
Net investment income, net of waivers, reimbursements and credits(7)	–	%(10)	0.41%		2.07%	1.53%	0.62	%(8)	0.10	%(9)
Net investment income (loss), before waivers, reimbursements and credits	(0.16)%		0.39%		2.06%	1.52%	0.57	%(8)	0.03%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income were less than $0.01 per share.
(2)	Net investment income for the fiscal year was calculated using the average shares outstanding method.
(3)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(4)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $16,398,000. Total return excluding the voluntary reimbursement would have been -0.07% (see Note 4).

(5)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $1,982,000. Total return excluding the voluntary reimbursement would have been 0.48%.

(6)	Annualized for periods less than one year.
(7)	The impact on Net Assets due to any custody credits is less than 0.005%.
(8)	Effective April 1, 2017, the investment adviser reduced the contractual management fee rate paid by the Portfolio.
(9)

Effective July 1, 2016, the investment adviser agreed to increase the expense reimbursements it provides the Portfolio by contractually limiting the Portfolio’s total expenses (other than certain expenses noted in the Notes to Financial Statements) to 0.25%. Prior to July 1, 2016, the expense limitation had been 0.35%.

(10)	Amount was less than 0.01%.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	7	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS continued

U.S. GOVERNMENT PORTFOLIO	SERVICE
Selected per share data	2021		2020		2019	2018	2017		2016
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	(1)	–	(1),(2)	0.02	0.02	0.01	(2)	–	(1)
Net realized gains (losses)(1)	–		–		–	–	–		–
Total from Investment Operations	–		–		0.02	0.02	0.01		–
LESS DISTRIBUTIONS PAID:
From net investment income	–	(1)	–	(1)	(0.02)	(0.02)	(0.01)		–	(1)
Total Distributions Paid	–		–		(0.02)	(0.02)	(0.01)		–
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00		$1.00
Total Return(3)	0.00%		0.49	%(4)	2.09%	1.54%	0.62%		0.11%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1		$1		$1,976	$1,293	$1,580		$575
Ratio to average net assets of:(5)
Expenses, net of waivers, reimbursements and credits(6)	0.09%		0.24%		0.25%	0.25%	0.25	%(7)	0.32	%(8)
Expenses, before waivers, reimbursements and credits	0.25%		0.26%		0.26%	0.26%	0.30	%(7)	0.36%
Net investment income, net of waivers, reimbursements and credits(6)	–	%(9)	0.49%		2.03%	1.50%	0.66	%(7)	0.08	%(8)
Net investment income (loss), before waivers, reimbursements and credits	(0.16)%		0.47%		2.02%	1.49%	0.61	%(7)	0.04%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income were less than $0.01 per share.
(2)	Net investment income for the fiscal year was calculated using the average shares outstanding method.
(3)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(4)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Service class of the Portfolio in the amount of less than $1,000. Total return excluding the voluntary reimbursement would have been 0.48%.

(5)	Annualized for periods less than one year.
(6)	The impact on Net Assets due to any custody credits is less than 0.005%.
(7)	Effective April 1, 2017, the investment adviser reduced the contractual management fee rate paid by the Portfolio.
(8)

Effective July 1, 2016, the investment adviser agreed to increase the expense reimbursements it provides the Portfolio by contractually limiting the Portfolio’s total expenses (other than certain expenses noted in the Notes to Financial Statements) to 0.25%. Prior to July 1, 2016, the expense limitation had been 0.35%.

(9)	Amount was less than 0.01%.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	8	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED MAY 31, 2021, (UNAUDITED)

OR THE FISCAL YEARS ENDED NOVEMBER 30,

U.S. GOVERNMENT SELECT PORTFOLIO					SHARES
Selected per share data	2021		2020		2019	2018		2017		2016
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	(1)	0.01		0.02	0.02		0.01		–	(1)
Net realized gains (losses)(1)	–		–		–	–		–		–
Total from Investment Operations	–		0.01		0.02	0.02		0.01		–
LESS DISTRIBUTIONS PAID:
From net investment income	–	(1)	(0.01)		(0.02)	(0.02)		(0.01)		–	(1)
From net realized gains	–		–		– (1)	–	(1)	–		–
Total Distributions Paid	–		(0.01)		(0.02)	(0.02)		(0.01)		–
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Total Return(2)	0.01	%(3)	0.53	%(4)	2.13%	1.58%		0.66%		0.20%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$37,430,527		$40,300,072		$25,891,894	$23,961,606		$23,555,556		$23,689,538
Ratio to average net assets of:(5)
Expenses, net of waivers, reimbursements and credits	0.08%		0.18%		0.20%	0.20	%(6)	0.20	%(6)	0.20	%(6)
Expenses, before waivers, reimbursements and credits	0.20%		0.21%		0.21%	0.21%		0.21%		0.21%
Net investment income, net of waivers, reimbursements and credits	0.02%		0.42%		2.10%	1.57	%(6)	0.66	%(6)	0.20	%(6)
Net investment income (loss), before waivers, reimbursements and credits	(0.10)%		0.39%		2.09%	1.56%		0.65%		0.19%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income and net realized gains were less than $0.01 per share.
(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $21,462,000. Total return excluding the voluntary reimbursement would have been -0.05% (see Note 4).

(4)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $7,812,000. Total return excluding the voluntary reimbursement would have been 0.51%.

(5)	Annualized for periods less than one year.
(6)	The impact on Net Assets due to any custody credits is less than 0.005%.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	9	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS continued

U.S. GOVERNMENT SELECT PORTFOLIO					SERVICE
Selected per share data	2021		2020		2019	2018		2017		2016
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	(1)	0.01		0.02	0.02		0.01		–	(1)
Net realized gains (losses)(1)	–		–		–	–		–		–
Total from Investment Operations	–		0.01		0.02	0.02		0.01		–
LESS DISTRIBUTIONS PAID:
From net investment income	–	(1)	(0.01)		(0.02)	(0.02)		(0.01)		–	(1)
From net realized gains	–		–		– (1)	–	(1)	–		–
Total Distributions Paid	–		(0.01)		(0.02)	(0.02)		(0.01)		–
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Total Return(2)	0.01	%(3)	0.53	%(4)	2.13%	1.58%		0.66%		0.20%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$131,231		$147,620		$143,163	$113,037		$127,777		$172,258
Ratio to average net assets of:(5)
Expenses, net of waivers, reimbursements and credits	0.08%		0.18%		0.20%	0.20	%(6)	0.20	%(6)	0.20	%(6)
Expenses, before waivers, reimbursements and credits	0.20%		0.21%		0.21%	0.21%		0.21%		0.21%
Net investment income, net of waivers, reimbursements and credits	0.02%		0.51%		2.06%	1.59	%(6)	0.65	%(6)	0.21	%(6)
Net investment income (loss), before waivers, reimbursements and credits	(0.10)%		0.48%		2.05%	1.58%		0.64%		0.20%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income and net realized gains were less than $0.01 per share.
(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Service class of the Portfolio in the amount of approximately $74,000. Total return excluding the voluntary reimbursement would have been -0.05% (see Note 4).

(4)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Service class of the Portfolio in the amount of approximately $29,000. Total return excluding the voluntary reimbursement would have been 0.50%.

(5)	Annualized for periods less than one year.
(6)	The impact on Net Assets due to any custody credits is less than 0.005%.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	10	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED MAY 31, 2021, (UNAUDITED)

OR THE FISCAL YEARS ENDED NOVEMBER 30,

U.S. GOVERNMENT SELECT PORTFOLIO	SIEBERT WILLIAMS SHANK(1)
Selected per share data	2021(1)		2020		2019	2018		2017		2016
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	–	(2)	0.01		0.02	0.02		0.01		–	(2)
Net realized gains (losses)(2)	–		–		–	–		–		–
Total from Investment Operations	–		0.01		0.02	0.02		0.01		–
LESS DISTRIBUTIONS PAID:
From net investment income	–	(2)	(0.01)		(0.02)	(0.02)		(0.01)		–	(2)
From net realized gains	–		–		– (2)	–	(2)	–		–
Total Distributions Paid	–		(0.01)		(0.02)	(0.02)		(0.01)		–
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Total Return(3)	0.01	%(4)	0.53	%(5)	2.13%	1.58%		0.66%		0.20%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$7,499,244		$1,564,088		$455,839	$216,367		$472,479		$474,161
Ratio to average net assets of:(6)
Expenses, net of waivers, reimbursements and credits	0.08%		0.18%		0.20%	0.20	%(7)	0.20	%(7)	0.20	%(7)
Expenses, before waivers, reimbursements and credits	0.20%		0.21%		0.21%	0.21%		0.21%		0.21%
Net investment income, net of waivers, reimbursements and credits	0.01%		0.25%		2.06%	1.54	%(7)	0.66	%(7)	0.21	%(7)
Net investment income (loss), before waivers, reimbursements and credits	(0.11)%		0.22%		2.05%	1.53%		0.65%		0.20%

(1)	Formerly known as Williams Capital Shares.
(2)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income and net realized gains were less than $0.01 per share.
(3)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(4)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Siebert Williams Shank class of the Portfolio in the amount of approximately $2,653,000. Total return excluding the voluntary reimbursement would have been -0.05% (see Note 4).

(5)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Siebert Williams Shank (formerly known as Williams Capital) class of the Portfolio in the amount of approximately $324,000. Total return excluding the voluntary reimbursement would have been 0.51%.

(6)	Annualized for periods less than one year.
(7)	The impact on Net Assets due to any custody credits is less than 0.005%.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	11	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TREASURY PORTFOLIO

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 62.0%

U.S. Treasury Bills – 36.8%
0.01%, 6/1/21 (1)	$975,000	$975,000
0.03%, 6/1/21 (1)	450,000	450,000
0.04%, 6/1/21 (1)	628,100	628,100
0.09%, 6/1/21 (1)	323,500	323,500
0.01%, 6/3/21 (1)	1,165,000	1,164,998
0.04%, 6/3/21 (1)	750,000	749,999
0.06%, 6/3/21 (1)	499,300	499,299
0.01%, 6/8/21 (1)	73,250	73,249
0.02%, 6/8/21 (1)	201,680	201,678
0.10%, 6/8/21 (1)	220,000	219,998
0.02%, 6/15/21 (1)	805,000	804,987
0.04%, 6/15/21 (1)	25,000	25,000
0.09%, 6/15/21 (1)	405,000	404,993
0.01%, 6/17/21 (1)	1,900,600	1,900,592
0.01%, 6/29/21 (1)	679,500	679,478
0.04%, 6/29/21 (1)	659,350	659,329
0.09%, 6/29/21 (1)	334,000	333,989
0.01%, 7/1/21 (1)	458,900	458,880
0.10%, 7/1/21 (1)	425,000	424,982
0.01%, 7/6/21 (1)	595,000	594,972
0.05%, 7/6/21 (1)	205,000	204,990
0.08%, 7/6/21 (1)	720,000	719,966
0.01%, 7/8/21 (1)	319,550	319,546
0.02%, 7/8/21 (1)	237,340	237,337
0.03%, 7/8/21 (1)	43,495	43,494
0.01%, 7/13/21 (1)	560,000	559,980
0.03%, 7/13/21 (1)	290,000	289,990
0.05%, 7/13/21 (1)	418,950	418,935
0.06%, 7/13/21 (1)	380,000	379,986
0.02%, 7/15/21 (1)	841,000	840,957
0.14%, 7/15/21 (1)	198,200	198,190
0.01%, 7/20/21 (1)	1,581,350	1,581,318
0.05%, 7/20/21 (1)	400,000	399,992
0.02%, 7/22/21 (1)	200,000	199,985
0.03%, 7/22/21 (1)	621,500	621,454
0.10%, 7/22/21 (1)	550,000	549,959
0.01%, 7/27/21 (1)	1,498,000	1,497,988
0.02%, 7/29/21 (1)	500,000	499,959
0.09%, 7/29/21 (1)	425,000	424,965
0.02%, 8/5/21 (1)	1,425,000	1,424,961
0.01%, 8/12/21 (1)	200,000	199,983
0.02%, 8/12/21 (1)	1,035,000	1,034,910
0.05%, 8/12/21 (1)	770,630	770,563

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 62.0% – continued

U.S. Treasury Bills – 36.8% – continued
0.06%, 8/12/21 (1)	$100,000	$99,991
0.14%, 8/12/21 (1)	255,000	254,978
0.01%, 8/19/21 (1)	375,000	374,988
0.02%, 8/19/21 (1)	1,006,250	1,006,218
0.06%, 9/9/21 (1)	380,000	379,892
0.14%, 9/9/21 (1)	259,100	259,026
0.15%, 9/9/21 (1)	145,000	144,959
0.01%, 9/21/21 (1)	830,000	829,960
0.02%, 9/21/21 (1)	200,000	199,990
0.02%, 9/28/21 (1)	1,542,200	1,542,095
0.14%, 10/7/21 (1)	120,325	120,266
0.14%, 11/4/21 (1)	215,000	214,872
0.11%, 12/2/21 (1)	335,000	334,805
0.12%, 12/2/21 (1)	230,000	229,866
		30,984,337

U.S. Treasury Floating Rate Notes – 14.1%

(Floating, U.S. Treasury 3M Bill MMY + 0.03%), 0.05%, 6/1/21 (2)	569,800	569,822

(Floating, U.S. Treasury 3M Bill MMY + 0.06%), 0.07%, 6/1/21 (2)	5,329,700	5,330,001

(Floating, U.S. Treasury 3M Bill MMY + 0.11%), 0.13%, 6/1/21 (2)	1,946,560	1,947,137

(Floating, U.S. Treasury 3M Bill MMY + 0.15%), 0.17%, 6/1/21 (2)	1,883,800	1,883,493

(Floating, U.S. Treasury 3M Bill MMY + 0.22%), 0.24%, 6/1/21 (2)	1,246,250	1,246,201

(Floating, U.S. Treasury 3M Bill MMY + 0.30%), 0.32%, 6/1/21 (2)	925,000	925,660
		11,902,314

U.S. Treasury Notes – 11.1%
2.63%, 6/15/21	669,000	669,652
1.63%, 6/30/21	245,500	245,790
2.13%, 6/30/21	400,000	400,637
1.13%, 7/31/21	825,000	826,355
2.75%, 8/15/21	425,000	427,288
1.13%, 8/31/21	195,000	195,483
1.50%, 8/31/21	200,000	200,687
2.00%, 8/31/21	215,000	216,000
2.75%, 9/15/21	200,000	201,531

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	12	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 62.0% – continued

U.S. Treasury Notes – 11.1% – continued
2.13%, 9/30/21	$150,000	$150,987
2.88%, 10/15/21	85,000	85,875
1.25%, 10/31/21	185,000	185,882
1.50%, 10/31/21	170,000	170,987
2.00%, 10/31/21	165,000	166,295
2.00%, 11/15/21	253,243	255,444
2.88%, 11/15/21	575,747	583,011
1.50%, 11/30/21	440,000	443,025
1.75%, 11/30/21	899,000	906,380
1.88%, 11/30/21	260,000	262,274
2.63%, 12/15/21	222,000	225,002
2.50%, 1/15/22	664,000	673,900
1.50%, 1/31/22	318,000	320,955
1.88%, 1/31/22	627,507	635,019
2.50%, 2/15/22	205,000	208,492
2.38%, 3/15/22	207,000	210,699
0.38%, 3/31/22	135,000	135,307
1.75%, 3/31/22	200,000	202,735
1.88%, 3/31/22	99,500	100,964
		9,306,656
Total U.S. Government Obligations
(Cost $52,193,307)		52,193,307

Investments, at Amortized Cost
($52,193,307)		52,193,307

REPURCHASE AGREEMENTS – 37.4% (3)

Bank of America Securities LLC, dated 5/19/21, repurchase price $500,003, 0.01%, 6/4/21	500,000	500,000

Bank of America Securities LLC, dated 5/28/21, repurchase price $350,000, 0.01%, 6/4/21	350,000	350,000

Bank of America Securities LLC, dated 5/28/21, repurchase price $996,001, 0.01%, 6/1/21	996,000	996,000

Bank of Nova Scotia, dated 5/28/21, repurchase price $165,000, 0.01%, 6/1/21	165,000	165,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
REPURCHASE AGREEMENTS – 37.4% (3) – continued

Barclays Capital, Inc., dated 5/10/21, repurchase price $1,000,008, 0.01%, 6/4/21	$1,000,000	$1,000,000

Barclays Capital, Inc., dated 5/28/21, repurchase price $1,750,011, 0.01%, 6/4/21	1,750,000	1,750,000

Barclays Capital, Inc., dated 5/28/21, repurchase price $750,001, 0.01%, 6/1/21	750,000	750,000

BNP Paribas S.A., dated 5/28/21, repurchase price $890,000, 0.01%, 6/1/21	890,000	890,000

Canadian Imperial Bank of Commerce, dated 4/28/21, repurchase price $300,007, 0.02%, 6/4/21	300,000	300,000

Canadian Imperial Bank of Commerce, dated 5/28/21, repurchase price $1,000,004, 0.01%, 6/4/21	1,000,000	1,000,000

Canadian Imperial Bank of Commerce, dated 5/28/21, repurchase price $200,000, 0.01%, 6/1/21	200,000	200,000

Citigroup Global Markets, Inc., dated 5/28/21, repurchase price $705,739, 0.01%, 6/1/21	705,739	705,739

Credit Agricole S.A., dated 5/28/21, repurchase price $1,500,001, 0.01%, 6/1/21	1,500,000	1,500,000

Deutsche Bank A.G., dated 5/28/21, repurchase price $600,000, 0.01%, 6/1/21	600,000	600,000

Federal Reserve Bank of New York, dated 5/28/21, repurchase price $1,200,000, 0.00%, 6/1/21	1,200,000	1,200,000

Fixed Income Clearing Corp., dated 5/28/21, repurchase price $1,280,000, 0.01%, 6/1/21	1,280,000	1,280,000

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	13	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TREASURY PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
REPURCHASE AGREEMENTS – 37.4% (3) – continued

HSBC Securities (U.S.A), Inc., dated 5/28/21, repurchase price $650,000, 0.01%, 6/1/21	$650,000	$650,000

JPMorgan Securities LLC, dated 5/28/21, repurchase price $2,000,016, 0.01%, 6/4/21	2,000,000	2,000,000

JPMorgan Securities LLC, dated 5/28/21, repurchase price $3,795,002, 0.01%, 6/1/21	3,795,000	3,795,000

NatWest Markets PLC, dated 5/28/21, repurchase price $1,265,001, 0.01%, 6/1/21	1,265,000	1,265,000

Nomura Securities International, Inc., dated 5/28/21, repurchase price $1,825,001, 0.01%, 6/1/21	1,825,000	1,825,000

RBC Dominion Securities, dated 5/28/21, repurchase price $1,250,009, 0.01%, 6/4/21	1,250,000	1,250,000

RBC Dominion Securities, dated 5/28/21, repurchase price $3,150,002, 0.01%, 6/1/21	3,150,000	3,150,000

Royal Bank of Canada, Toronto Branch, dated 5/10/21, repurchase price $500,004, 0.01%, 6/4/21	500,000	500,000

Royal Bank of Canada, Toronto Branch, dated 5/28/21, repurchase price $300,002, 0.01%, 6/4/21	300,000	300,000

Societe Generale S.A., dated 5/25/21, repurchase price $300,000, 0.01%, 6/1/21	300,000	300,000

Societe Generale, New York Branch, dated 5/25/21, repurchase price $2,000,002, 0.01%, 6/1/21	2,000,000	2,000,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
REPURCHASE AGREEMENTS – 37.4% (3) – continued

Societe Generale, New York Branch, dated 5/26/21, repurchase price $750,001, 0.01%, 6/2/21	$750,000	$750,000

TD Securities (U.S.A) LLC, dated 5/28/21, repurchase price $450,000, 0.01%, 6/1/21	450,000	450,000
		31,421,739
Total Repurchase Agreements
(Cost $31,421,739)		31,421,739

Total Investments – 99.4%
(Cost $83,615,046)		83,615,046

Other Assets less Liabilities – 0.6%		523,743
NET ASSETS – 100.0%		$84,138,789

(1)	Discount rate at the time of purchase.
(2)

Variable or floating rate security. Rate as of May 31, 2021 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(3)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
U.S. Treasury Bills	$1,988,734	0.00%	6/1/21 – 5/19/22
U.S. Treasury Bonds	$7,235,192	0.00% – 8.00%	11/15/21 – 5/15/51
U.S. Treasury Notes	$22,821,683	0.00% – 3.13%	5/31/21 – 5/15/31
Total	$32,045,609

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

3M – 3 Month

A.G. – Aktiengesellschaft (German: Stock Corporation)

LLC – Limited Liability Company

MMY – Money Market Yield

PLC – Public Limited Company

S.A. – Société Anonyme (French: Public Limited Company)

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	14	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2021 (UNAUDITED)

At May 31, 2021, the security types for the Portfolio were:

SECURITY TYPE (1)	% OF NET ASSETS
U.S. Government Obligations	62.0%
Repurchase Agreements	37.4%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Portfolio’s investments.

These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of May 31, 2021:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by Treasury Portfolio (1)	$–	$83,615,046	$–	$83,615,046

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	15	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT PORTFOLIO

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 26.6% (1)

Federal Farm Credit Bank – 5.7%

FFCB Bonds, 0.07%, 1/26/22	$65,000	$64,985

FFCB Discount Notes, 0.14%, 7/21/21 (2)	10,000	9,998
0.14%, 7/28/21 (2)	40,000	39,991
0.05%, 7/30/21 (2)	50,000	49,996
0.15%, 8/10/21 (2)	12,000	11,996
0.13%, 8/11/21 (2)	4,600	4,599
0.13%, 8/17/21 (2)	33,000	32,991
0.10%, 9/22/21 (2)	35,000	34,989
0.14%, 9/27/21 (2)	3,215	3,213
0.11%, 9/30/21 (2)	2,500	2,499
0.12%, 10/13/21 (2)	7,500	7,497
0.10%, 10/14/21 (2)	45,000	44,983
0.10%, 10/26/21 (2)	40,000	39,984
0.10%, 11/29/21 (2)	16,000	15,992
0.08%, 12/14/21 (2)	35,000	34,985
0.10%, 1/6/22 (2)	30,000	29,982

FFCB Notes, (Floating, U.S. SOFR + 0.06%), 0.07%, 6/1/21 (3)	155,000	155,000

(Floating, U.S. SOFR + 0.07%), 0.08%, 6/1/21 (3)	20,000	20,000

(Floating, U.S. SOFR + 0.08%), 0.09%, 6/1/21 (3)	52,275	52,275

(Floating, U.S. Federal Funds + 0.05%), 0.11%, 6/1/21 (3)	15,000	14,998

(Floating, U.S. Federal Funds + 0.06%), 0.12%, 6/1/21 (3)	30,000	29,997

(Floating, U.S. SOFR + 0.14%), 0.15%, 6/1/21 (3)	30,000	30,000

(Floating, U.S. Federal Funds + 0.10%), 0.16%, 6/1/21 (3)	110,000	109,999

(Floating, U.S. SOFR + 0.15%) , 0.16%, 6/1/21 (3)	35,000	35,000

(Floating, U.S. SOFR + 0.18%), 0.19%, 6/1/21 (3)	115,000	114,995

(Floating, U.S. SOFR + 0.19%), 0.20%, 6/1/21 (3)	34,000	34,000

(Floating, U.S. SOFR + 0.20%) , 0.21%, 6/1/21 (3)	110,000	110,000

(Floating, U.S. Federal Funds + 0.22%), 0.28%, 6/1/21 (3)	25,000	25,000

(Floating, U.S. SOFR + 0.32%), 0.33%, 6/1/21 (3)	65,000	65,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 26.6% (1) – continued

Federal Farm Credit Bank – 5.7% – continued

(Floating, U.S. SOFR + 0.35%), 0.36%, 6/1/2 1(3)	$45,000	$45,000

(Floating, U.S. Federal Funds + 0.40%), 0.46%, 6/1/21 (3)	20,000	20,000
		1,289,944

Federal Home Loan Bank – 17.0%

FHLB Bonds, 0.05%, 8/2/21	50,000	49,999
0.05%, 8/4/21	75,000	74,999
0.02%, 8/5/21	210,000	210,001
0.03%, 8/12/21	90,000	89,999
0.05%, 8/12/21	205,000	204,998
0.05%, 8/16/21	250,000	250,000
0.05%, 8/25/21	130,000	129,998
0.02%, 9/21/21	140,000	140,000
0.10%, 10/21/21	35,000	35,000
0.07%, 11/9/21	121,385	121,385

FHLB Discount Notes, 0.04%, 6/7/21 (2)	100,000	99,999
0.04%, 6/10/21 (2)	100,000	99,999
0.02%, 6/25/21 (2)	230,000	229,996
0.03%, 7/2/21 (2)	12,660	12,660
0.02%, 7/7/21 (2)	100,000	99,998
0.02%, 7/22/21 (2)	250,000	249,993
0.08%, 7/28/21 (2)	195,000	194,974
0.02%, 8/4/21 (2)	205,000	204,993
0.03%, 8/4/21 (2)	60,000	59,997
0.02%, 8/5/21 (2)	240,000	239,991
0.03%, 8/6/21 (2)	110,000	109,995
0.01%, 8/13/21 (2)	140,000	139,996
0.01%, 8/16/21 (2)	105,000	104,997
0.01%, 8/17/21 (2)	290,000	289,991
0.01%, 8/23/21 (2)	50,000	49,998
0.06%, 8/27/21 (2)	45,000	44,993

FHLB Notes, (Floating, U.S. SOFR + 0.08%), 0.09%, 6/1/21 (3)	60,000	60,000

(Floating, U.S. SOFR + 0.08%), 0.09%, 6/1/21 (3)	55,000	55,000

(Floating, U.S. SOFR + 0.15%), 0.16%, 6/1/21 (3)	75,000	75,000

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	16	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 26.6% (1) – continued

Federal Home Loan Bank – 17.0% – continued

(Floating, U.S. SOFR + 0.16%), 0.17%, 6/1/21 (3)	$85,000	$85,000

(Floating, U.S. SOFR + 0.27%), 0.28%, 6/1/21 (3)	50,000	50,000
		3,863,949

Federal Home Loan Mortgage Corporation – 0.8%

FHLMC Notes, (Floating, U.S. SOFR + 0.10%) , 0.11%, 6/1/21 (3)	100,000	100,000

(Floating, U.S. SOFR + 0.14%), 0.15%, 6/1/21 (3)	90,000	90,000
		190,000

Federal National Mortgage Association – 3.1%

FNMA Notes, (Floating, U.S. SOFR + 0.19%), 0.20%, 6/1/21 (3)	75,000	75,000

(Floating, U.S. SOFR + 0.19%), 0.20%, 6/1/21 (3)	90,000	90,000

(Floating, U.S. SOFR + 0.23%) , 0.24%, 6/1/21 (3)	150,000	150,042

(Floating, U.S. SOFR + 0.31%), 0.32%, 6/1/21 (3)	85,000	85,000

(Floating, U.S. SOFR + 0.32%), 0.33%, 6/1/21 (3)	85,000	85,000

(Floating, U.S. SOFR + 0.32%), 0.33%, 6/1/21 (3)	50,000	50,000

(Floating, U.S. SOFR + 0.35%), 0.36%, 6/1/21 (3)	85,000	85,000

(Floating, U.S. SOFR + 0.39%), 0.40%, 6/1/21 (3)	95,000	95,000
		715,042
Total U.S. Government Agencies
(Cost $6,058,935)		6,058,935

U.S. GOVERNMENT OBLIGATIONS – 35.1%

U.S. Treasury Bills – 20.6%
0.04%, 6/1/21 (2)	250,000	250,000
0.09%, 6/1/21 (2)	73,500	73,500
0.04%, 6/3/21 (2)	80,000	80,000
0.08%, 6/3/21 (2)	40,000	40,000
0.02%, 6/8/21 (2)	59,155	59,155
0.10%, 6/8/21 (2)	45,000	44,999
0.02%, 6/15/21 (2)	90,000	89,999
0.09%, 6/15/21 (2)	95,000	94,997

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 35.1% – continued

U.S. Treasury Bills – 20.6% – continued
0.02%, 6/22/21 (2)	$145,000	$144,998
0.01%, 7/1/21 (2)	130,000	129,999
0.10%, 7/1/21 (2)	100,000	99,992
0.01%, 7/6/21 (2)	185,000	184,998
0.05%, 7/6/21 (2)	60,000	59,997
0.08%, 7/6/21 (2)	190,000	189,985
0.01%, 7/8/21 (2)	85,000	84,999
0.02%, 7/8/21 (2)	173,125	173,121
0.01%, 7/13/21 (2)	135,000	134,998
0.03%, 7/13/21 (2)	75,000	75,000
0.05%, 7/13/21 (2)	120,000	119,993
0.06%, 7/13/21 (2)	100,000	99,993
0.02%, 7/15/21 (2)	250,000	249,994
0.14%, 7/15/21 (2)	75,000	74,988
0.01%, 7/20/21 (2)	150,000	149,999
0.05%, 7/20/21 (2)	270,000	269,980
0.08%, 7/29/21 (2)	145,000	144,981
0.02%, 8/12/21 (2)	210,000	209,992
0.05%, 8/12/21 (2)	230,000	229,977
0.14%, 8/12/21 (2)	165,000	164,954
0.06%, 9/9/21 (2)	115,000	114,981
0.14%, 9/9/21 (2)	50,000	49,981
0.15%, 9/9/21 (2)	35,000	34,985
0.01%, 9/21/21 (2)	115,000	114,995
0.02%, 9/21/21 (2)	45,000	44,997
0.02%, 9/28/21 (2)	415,000	414,972
0.14%, 10/7/21 (2)	25,000	24,988
0.14%, 11/4/21 (2)	45,000	44,973
0.11%, 12/2/21 (2)	70,000	69,960
0.12%, 12/2/21 (2)	50,000	49,970
		4,690,390

U.S. Treasury Floating Rate Notes – 5.6%

(Floating, U.S. Treasury 3M Bill MMY + 0.03%), 0.05%, 6/1/21 (3)	155,000	155,006

(Floating, U.S. Treasury 3M Bill MMY + 0.06%), 0.07%, 6/1/21 (3)	587,695	587,957

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	17	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 35.1% – continued

U.S. Treasury Floating Rate Notes – 5.6% – continued

(Floating, U.S. Treasury 3M Bill MMY + 0.11%), 0.13%, 6/1/21 (3)	$282,770	$283,034

(Floating, U.S. Treasury 3M Bill MMY + 0.22%), 0.24%, 6/1/21 (3)	260,000	259,993
		1,285,990

U.S. Treasury Notes – 8.9%
2.63%, 6/15/21	95,000	95,094
1.13%, 6/30/21	320,000	320,265
2.13%, 8/15/21	125,000	125,513
1.13%, 8/31/21	150,000	150,371
2.00%, 8/31/21	155,000	155,721
1.13%, 9/30/21	50,000	50,163
2.88%, 10/15/21	20,000	20,206
1.25%, 10/31/21	50,000	50,238
1.50%, 10/31/21	40,000	40,232
2.00%, 10/31/21	40,000	40,314
2.00%, 11/15/21	25,000	25,216
2.88%, 11/15/21	105,000	106,323
1.50%, 11/30/21	95,000	95,653
1.75%, 11/30/21	210,000	211,724
1.88%, 11/30/21	60,000	60,525
1.38%, 1/31/22	35,000	35,296
1.50%, 1/31/22	80,000	80,744
1.88%, 1/31/22	175,000	177,070
2.50%, 2/15/22	60,000	61,022
0.38%, 3/31/22	45,000	45,102
1.75%, 3/31/22	60,000	60,821
1.88%, 3/31/22	30,000	30,442
		2,038,055
Total U.S. Government Obligations
(Cost $8,014,435)		8,014,435

Investments, at Amortized Cost
($14,073,370)		14,073,370

REPURCHASE AGREEMENTS – 38.8% (4)

Bank of America N.A., dated 5/28/21, repurchase price $90,000, 0.01%, 6/1/21	90,000	90,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS – 38.8% (4) – continued

Bank of America Securities LLC, dated 5/28/21, repurchase price $1,590,002, 0.01%, 6/1/21	$1,590,000	$1,590,000

Bank of Nova Scotia, dated 5/28/21, repurchase price $630,001, 0.01%, 6/1/21	630,000	630,000

Barclays Capital, Inc., dated 5/28/21, repurchase price $500,004, 0.01%, 6/4/21	500,000	500,000

BNP Paribas S.A., dated 5/28/21, repurchase price $480,000, 0.01%, 6/1/21	480,000	480,000

Citigroup Global Markets, Inc., dated 5/28/21, repurchase price $534,767, 0.01%, 6/1/21	534,767	534,767

Fixed Income Clearing Corp., dated 5/28/21, repurchase price $300,000, 0.01%, 6/1/21	300,000	300,000

Goldman Sachs & Co., dated 5/27/21, repurchase price $100,000, 0.01%, 6/3/21	100,000	100,000

Goldman Sachs & Co., dated 5/28/21, repurchase price $840,001, 0.01%, 6/1/21	840,000	840,000

JPMorgan Securities LLC, dated 5/28/21, repurchase price $150,007, 0.06%, 8/31/21	150,000	150,000

JPMorgan Securities LLC, dated 5/28/21, repurchase price $980,001, 0.01%, 6/1/21	980,000	980,000

Royal Bank of Canada, New York Branch, dated 5/25/21, repurchase price $850,002, 0.01%, 6/1/21	850,000	850,000

Royal Bank of Canada, New York Branch, dated 5/28/21, repurchase price $1,000,001, 0.01%, 6/1/21	1,000,000	1,000,000

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	18	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS – 38.8% (4) – continued

Societe Generale S.A., dated 5/25/21, repurchase price $250,000, 0.01%, 6/1/21	$250,000	$250,000

Societe Generale, New York Branch, dated 5/28/21, repurchase price $550,000, 0.01%, 6/1/21	550,000	550,000
		8,844,767
Total Repurchase Agreements
(Cost $8,844,767)		8,844,767

Total Investments – 100.5%
(Cost $22,918,137)		22,918,137

Liabilities less Other Assets – (0.5%)		(115,562)
NET ASSETS – 100.0%		$22,802,575

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)

Variable or floating rate security. Rate as of May 31, 2021 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(4)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FHLB	$35,886	0.00% – 5.13%	8/27/21 – 6/30/45
FHLMC	$1,304,363	1.50% – 6.00%	6/1/25 – 6/1/51
FNMA	$2,194,471	0.75% – 6.63%	1/19/23 – 5/1/51
GNMA	$1,444,210	1.50% – 7.50%	11/20/23 – 4/15/62
U.S. Treasury Bills	$277,865	0.00%	6/3/21 – 1/27/22
U.S. Treasury Bonds	$1,526,469	0.00% – 8.00%	11/15/21 – 5/15/51
U.S. Treasury Notes	$2,291,676	0.06% – 3.13%	7/15/21 – 5/15/31
Total	$9,074,940

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

3M – 3 Month

FFCB – Federal Farm Credit Bank

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

LLC – Limited Liability Company

MMY – Money Market Yield

S.A. – Société Anonyme (French: Public Limited Company)

SOFR – Secured Overnight Financing Rate

Percentages shown are based on Net Assets.

At May 31, 2021, the security types for the Portfolio were:

SECURITY TYPE (1)	% OF NET ASSETS
U.S. Government Agencies	26.6%
U.S. Government Obligations	35.1%
Repurchase Agreements	38.8%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Portfolio’s investments.

These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of May 31, 2021:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Portfolio (1)	$–	$22,918,137	$–	$22,918,137

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	19	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT PORTFOLIO

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 26.5% (1)

Federal Farm Credit Bank – 8.4%

FFCB Bonds, 0.07%, 1/26/22	$125,000	$124,971

FFCB Discount Notes, 0.01%, 6/1/21 (2)	50,000	50,000
0.01%, 6/2/21 (2)	6,000	6,000
0.09%, 6/4/21 (2)	15,000	15,000
0.12%, 6/8/21 (2)	10,000	10,000
0.09%, 6/10/21 (2)	12,000	12,000
0.09%, 6/14/21 (2)	3,000	3,000
0.14%, 6/15/21 (2)	30,000	29,998
0.01%, 6/16/21 (2)	7,000	7,000
0.09%, 6/18/21 (2)	22,500	22,499
0.09%, 6/21/21 (2)	25,000	24,999
0.09%, 6/28/21 (2)	25,000	24,998
0.09%, 7/9/21 (2)	9,000	8,999
0.01%, 7/15/21 (2)	3,000	3,000
0.13%, 7/16/21 (2)	50,000	49,992
0.14%, 7/21/21 (2)	30,000	29,994
0.02%, 8/6/21 (2)	13,000	12,999
0.06%, 8/6/21 (2)	19,000	18,998
0.15%, 8/10/21 (2)	29,000	28,992
0.13%, 8/11/21 (2)	10,400	10,397
0.13%, 8/17/21 (2)	15,000	14,996
0.06%, 8/18/21 (2)	18,000	17,998
0.10%, 8/19/21 (2)	45,000	44,990
0.06%, 8/23/21 (2)	15,000	14,998
0.02%, 8/26/21 (2)	10,000	10,000
0.10%, 8/27/21 (2)	55,000	54,987
0.10%, 8/30/21 (2)	50,000	49,987
0.02%, 8/31/21 (2)	5,000	5,000
0.13%, 9/8/21 (2)	25,000	24,991
0.10%, 9/22/21 (2)	70,000	69,978
0.14%, 9/27/21 (2)	7,325	7,322
0.11%, 9/30/21 (2)	8,000	7,997
0.12%, 10/13/21 (2)	20,000	19,991
0.11%, 10/25/21 (2)	20,000	19,991
0.11%, 10/28/21 (2)	25,000	24,989
0.10%, 10/29/21 (2)	40,000	39,983
0.11%, 11/1/21 (2)	6,000	5,997
0.10%, 11/29/21 (2)	29,000	28,985
0.12%, 12/6/21 (2)	17,000	16,989

FFCB Notes, (Floating, U.S. SOFR + 0.06%), 0.07%, 6/1/21(3)	217,000	217,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 26.5% (1) – continued

Federal Farm Credit Bank – 8.4% – continued

(Floating, U.S. SOFR + 0.07%), 0.08%, 6/1/21 (3)	$35,000	$35,000

(Floating, U.S. SOFR + 0.08%), 0.09%, 6/1/21 (3)	242,660	242,660

(Floating, U.S. SOFR + 0.09%), 0.10%, 6/1/21 (3)	219,000	218,997

(Floating, U.S. Federal Funds + 0.05%), 0.11%, 6/1/21 (3)	25,000	24,996

(Floating, U.S. Federal Funds + 0.07%) , 0.13%, 6/1/21 (3)	135,000	134,994

(Floating, U.S. SOFR + 0.14%), 0.15%, 6/1/21 (3)	50,000	50,000

(Floating, U.S. Federal Funds + 0.10%), 0.16%, 6/1/21 (3)	170,000	169,998

(Floating, U.S. SOFR + 0.15%) , 0.16%, 6/1/21 (3)	66,500	66,500

(Floating, U.S. SOFR + 0.18%), 0.19%, 6/1/21 (3)	228,000	227,990

(Floating, U.S. SOFR + 0.19%), 0.20%, 6/1/21 (3)	229,500	229,500

(Floating, U.S. SOFR + 0.20%) , 0.21%, 6/1/21 (3)	224,000	224,000

(Floating, U.S. Federal Funds + 0.22%), 0.28%, 6/1/21 (3)	131,200	131,197

(Floating, U.S. SOFR + 0.32%), 0.33%, 6/1/21 (3)	140,000	140,000

(Floating, U.S. SOFR + 0.35%), 0.36%, 6/1/21 (3)	445,000	445,000

(Floating, U.S. SOFR + 0.38%), 0.39%, 6/1/21 (3)	200,000	200,000

(Floating, U.S. Federal Funds + 0.40%), 0.46%, 6/1/21 (3)	40,000	40,000
		3,771,837

Federal Home Loan Bank – 18.1%

FHLB Bonds, 0.02%, 6/22/21	128,000	128,000
0.02%, 7/22/21	250,000	249,998
0.05%, 8/2/21	95,000	94,998
0.05%, 8/4/21	129,000	128,999
0.02%, 8/5/21	386,000	386,001
0.05%, 8/11/21	250,000	249,997
0.02%, 8/12/21	180,000	179,999
0.03%, 8/12/21	170,000	169,998
0.05%, 8/12/21	165,000	164,998
0.01%, 8/19/21	80,000	79,999
0.03%, 8/19/21	65,000	64,999

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	20	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 26.5% (1) – continued

Federal Home Loan Bank – 18.1% – continued
0.05%, 8/25/21	$225,000	$224,997
0.02%, 9/21/21	280,000	279,999
0.10%, 10/21/21	75,000	75,000
0.07%, 11/9/21	235,220	235,220
2.50%, 3/11/22	21,000	21,390

FHLB Discount Notes, 0.04%, 6/7/21 (2)	180,000	179,999
0.04%, 6/10/21 (2)	180,000	179,998
0.10%, 6/16/21 (2)	22,500	22,499
0.09%, 6/23/21 (2)	50,000	49,997
0.02%, 6/25/21 (2)	372,000	371,994
0.03%, 7/2/21 (2)	23,670	23,670
0.02%, 7/7/21 (2)	195,000	194,995
0.02%, 7/21/21 (2)	450,000	449,986
0.03%, 7/21/21 (2)	359,000	358,989
0.02%, 8/4/21 (2)	370,000	369,986
0.03%, 8/4/21 (2)	120,000	119,995
0.02%, 8/5/21 (2)	477,500	477,483
0.03%, 8/6/21 (2)	205,000	204,991
0.01%, 8/13/21 (2)	275,000	274,992
0.01%, 8/16/21 (2)	205,000	204,994
0.01%, 8/17/21 (2)	90,000	89,997
0.01%, 8/18/21 (2)	500,000	499,984
0.01%, 8/23/21 (2)	100,000	99,997
0.06%, 8/27/21 (2)	82,000	81,988

FHLB Notes, (Floating, U.S. SOFR + 0.08%), 0.09%, 6/1/21 (3)	205,000	205,000

(Floating, U.S. SOFR + 0.09%) , 0.10%, 6/1/21 (3)	150,000	150,000

(Floating, U.S. SOFR + 0.15%), 0.16%, 6/1/21 (3)	160,000	160,000

(Floating, U.S. SOFR + 0.16%), 0.17%, 6/1/21 (3)	160,000	160,000

(Floating, U.S. SOFR + 0.17%), 0.18%, 6/1/21 (3)	320,000	320,000

(Floating, U.S. SOFR + 0.19%), 0.20%, 6/1/21 (3)	150,000	150,000

(Floating, U.S. SOFR + 0.27%), 0.28%, 6/1/21 (3)	50,000	50,000
		8,186,126
Total U.S. Government Agencies
(Cost $11,957,963)		11,957,963

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 35.5%

U.S. Treasury Bills – 20.8%
0.01%, 6/1/21 (2)	$125,000	$125,000
0.03%, 6/1/21 (2)	150,000	150,000
0.09%, 6/1/21 (2)	172,000	172,000
0.04%, 6/3/21 (2)	140,000	140,000
0.08%, 6/3/21 (2)	60,000	60,000
0.01%, 6/8/21 (2)	5,000	5,000
0.02%, 6/8/21 (2)	113,940	113,939
0.10%, 6/8/21 (2)	105,000	104,999
0.02%, 6/15/21 (2)	165,000	164,999
0.02%, 6/22/21 (2)	282,500	282,497
0.01%, 7/1/21 (2)	250,000	249,989
0.10%, 7/1/21 (2)	225,000	224,991
0.01%, 7/6/21 (2)	299,750	299,736
0.05%, 7/6/21 (2)	110,000	109,995
0.08%, 7/6/21 (2)	340,000	339,984
0.01%, 7/8/21 (2)	175,000	174,997
0.02%, 7/8/21 (2)	308,770	308,765
0.03%, 7/8/21 (2)	25,055	25,055
0.01%, 7/13/21 (2)	290,000	289,990
0.03%, 7/13/21 (2)	155,000	154,994
0.05%, 7/13/21 (2)	215,000	214,992
0.06%, 7/13/21 (2)	190,000	189,993
0.02%, 7/15/21 (2)	475,000	474,972
0.14%, 7/15/21 (2)	150,000	149,991
0.01%, 7/20/21 (2)	805,000	804,971
0.05%, 7/20/21 (2)	622,000	621,977
0.02%, 8/12/21 (2)	435,000	434,947
0.05%, 8/12/21 (2)	400,000	399,951
0.06%, 8/12/21 (2)	175,000	174,979
0.14%, 8/12/21 (2)	300,000	299,963
0.06%, 9/9/21 (2)	205,000	204,943
0.14%, 9/9/21 (2)	115,000	114,968
0.15%, 9/9/21 (2)	75,000	74,979
0.01%, 9/21/21 (2)	311,000	310,985
0.02%, 9/21/21 (2)	100,000	99,995
0.02%, 9/28/21 (2)	840,000	839,943
0.14%, 10/7/21 (2)	55,000	54,973
0.14%, 11/4/21 (2)	100,000	99,940
0.11%, 12/2/21 (2)	170,000	169,901
0.12%, 12/2/21 (2)	115,000	114,933
		9,349,226

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	21	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 35.5% – continued

U.S. Treasury Floating Rate Notes – 5.5%

(Floating, U.S. Treasury 3M Bill MMY + 0.03%), 0.05%, 6/1/21 (3)	$305,000	$305,012

(Floating, U.S. Treasury 3M Bill MMY + 0.06%), 0.07%, 6/1/21 (3)	1,079,220	1,079,713

(Floating, U.S. Treasury 3M Bill MMY + 0.11%), 0.13%, 6/1/21 (3)	442,140	442,551

(Floating, U.S. Treasury 3M Bill MMY + 0.15%), 0.17%, 6/1/21 (3)	180,000	179,971

(Floating, U.S. Treasury 3M Bill MMY + 0.22%), 0.24%, 6/1/21 (3)	415,000	414,988

(Floating, U.S. Treasury 3M Bill MMY + 0.30%), 0.32%, 6/1/21 (3)	67,000	67,045
		2,489,280

U.S. Treasury Notes – 9.2%
2.63%, 6/15/21	187,878	188,063
1.13%, 6/30/21	650,000	650,536
1.75%, 7/31/21	122,000	122,342
2.13%, 8/15/21	250,000	251,026
1.13%, 8/31/21	310,000	310,768
2.00%, 8/31/21	20,000	20,093
1.13%, 9/30/21	34,868	34,983
1.50%, 9/30/21	100,000	100,449
2.13%, 9/30/21	156,000	157,023
2.88%, 10/15/21	45,000	45,463
1.50%, 10/31/21	90,000	90,523
2.00%, 10/31/21	212,710	214,380
2.00%, 11/15/21	55,000	55,475
2.88%, 11/15/21	260,000	263,277
1.50%, 11/30/21	380,000	382,619
1.75%, 11/30/21	150,000	151,231
1.88%, 11/30/21	140,000	141,224
1.38%, 1/31/22	80,000	80,677
1.50%, 1/31/22	95,000	95,884
1.88%, 1/31/22	430,000	435,080
2.50%, 2/15/22	110,000	111,874
0.38%, 3/31/22	80,000	80,182

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 35.5% – continued

U.S. Treasury Notes – 9.2% – continued
1.75%, 3/31/22	$110,000	$111,504
1.88%, 3/31/22	50,000	50,736
		4,145,412
Total U.S. Government Obligations
(Cost $15,983,918)		15,983,918

Investments, at Amortized Cost
($27,941,881)		27,941,881
REPURCHASE AGREEMENTS – 36.7% (4)

Bank of America Securities LLC, dated 5/19/21, repurchase price $500,003, 0.01%, 6/4/21	500,000	500,000

Bank of America Securities LLC, dated 5/28/21, repurchase price $999,001, 0.01%, 6/1/21	999,000	999,000

Bank of Nova Scotia, dated 5/28/21, repurchase price $245,000, 0.01%, 6/1/21	245,000	245,000

Bank of Nova Scotia, dated 5/28/21, repurchase price $585,000, 0.01%, 6/1/21	585,000	585,000

Barclays Capital, Inc., dated 5/25/21, repurchase price $500,001, 0.01%, 6/1/21	500,000	500,000

Barclays Capital, Inc., dated 5/26/21, repurchase price $300,001, 0.01%, 6/4/21	300,000	300,000

Barclays Capital, Inc., dated 5/28/21, repurchase price $500,004, 0.01%, 6/4/21	500,000	500,000

Barclays Capital, Inc., dated 5/28/21, repurchase price $650,005, 0.01%, 6/4/21	650,000	650,000

BNP Paribas S.A., dated 5/28/21, repurchase price $240,000, 0.01%, 6/1/21	240,000	240,000

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	22	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
REPURCHASE AGREEMENTS – 36.7% (4) – continued

Canadian Imperial Bank of Commerce, dated 5/28/21, repurchase price $500,001, 0.01%, 6/1/21	$500,000	$500,000

Canadian Imperial Bank of Commerce, dated 5/28/21, repurchase price $750,011, 0.02%, 6/4/21	750,000	750,000

Citigroup Global Markets, Inc., dated 5/28/21, repurchase price $458,091, 0.01%, 6/1/21	458,090	458,090

Credit Agricole S.A., dated 5/28/21, repurchase price $500,000, 0.01%, 6/1/21	500,000	500,000

Federal Reserve Bank of New York, dated 5/28/21, repurchase price $1,600,000, 0.00%, 6/1/21	1,600,000	1,600,000

Fixed Income Clearing Corp., dated 5/28/21, repurchase price $350,000, 0.01%, 6/1/21	350,000	350,000

JPMorgan Securities LLC, dated 5/28/21, repurchase price $1,500,036, 0.03%, 6/4/21	1,500,000	1,500,000

JPMorgan Securities LLC, dated 5/28/21, repurchase price $625,000, 0.01%, 6/1/21	625,000	625,000

JPMorgan Securities LLC, dated 5/28/21, repurchase price $945,001, 0.01%, 6/1/21	945,000	945,000

Royal Bank of Canada, New York Branch, dated 5/28/21, repurchase price $3,000,003, 0.01%, 6/1/21	3,000,000	3,000,000

Societe Generale S.A., dated 5/26/21, repurchase price $500,000, 0.01%, 6/2/21	500,000	500,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
REPURCHASE AGREEMENTS – 36.7% (4) – continued

Societe Generale, New York Branch, dated 5/26/21, repurchase price $1,000,001, 0.01%, 6/2/21	$1,000,000	$1,000,000

Societe Generale, New York Branch, dated 5/28/21, repurchase price $300,000, 0.01%, 6/1/21	300,000	300,000
		16,547,090
Total Repurchase Agreements
(Cost $16,547,090)		16,547,090

Total Investments – 98.7%
(Cost $44,488,971)		44,488,971

Other Assets less Liabilities – 1.3%		572,031
NET ASSETS – 100.0%		$45,061,002

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)

Variable or floating rate security. Rate as of May 31, 2021 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(4)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
FHLB	$46,162	2.00% – 4.00%	4/10/28 – 3/23/40
FHLMC	$985,247	0.00% – 5.50%	11/6/23 – 5/1/51
FNMA	$3,515,670	0.00% – 7.00%	11/1/22 – 8/1/59
GNMA	$3,262,732	1.50% – 9.50%	4/20/26 – 3/20/65
U.S. Treasury Bills	$557,333	0.00%	6/1/21 – 5/19/22
U.S. Treasury Bonds	$1,405,390	0.00% – 8.00%	11/15/21 – 5/15/51
U.S. Treasury Notes	$7,148,407	0.05% – 3.13%	5/31/21 – 8/15/30
Total	$16,920,941

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

3M – 3 Month

FFCB – Federal Farm Credit Bank

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	23	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT PORTFOLIO continued	MAY 31, 2021 (UNAUDITED)

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

LLC – Limited Liability Company

MMY – Money Market Yield

S.A. – Société Anonyme (French: Public Limited Company)

SOFR – Secured Overnight Financing Rate

Percentages shown are based on Net Assets.

At May 31, 2021, the security types for the Portfolio were:

SECURITY TYPE (1)	% OF NET ASSETS
U.S. Government Agencies	26.5%
U.S. Government Obligations	35.5%
Repurchase Agreements	36.7%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of May 31, 2021:

	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investments held by U.S. Government Select Portfolio (1)	$–	$44,488,971	$–	$44,488,971

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	24	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS	MAY 31, 2021 (UNAUDITED)

1. ORGANIZATION

Northern Institutional Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust includes 5 portfolios as of May 31, 2021, each with its own investment objective (e.g., income consistent with preservation of capital).

Northern Trust Investments, Inc. (“NTI”), an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser for all of the portfolios. The Northern Trust Company (“Northern Trust”), an affiliate of NTI, serves as transfer agent, custodian and sub-administrator to the portfolios. Northern Funds Distributors, LLC, not an affiliate of NTI, is the Trust’s distributor.

Presented herein are the financial statements for the following three money market portfolios: Treasury Portfolio, U.S. Government Portfolio and U.S. Government Select Portfolio (each a “Portfolio” and collectively, the “Portfolios”). Each of these diversified Portfolios is authorized to issue the following three classes of shares: Shares, Service Shares and Premier Shares. The U.S. Government Select Portfolio is authorized to issue a fourth class of shares: Siebert Williams Shank Shares (formerly known as Williams Capital Shares). Each class is distinguished by the level of administrative and liaison services provided. At May 31, 2021, each of the Portfolios had Shares outstanding; the U.S. Government Portfolio and U.S. Government Select Portfolio had Service Shares outstanding; the Treasury Portfolio had Premier Shares outstanding; and the U.S. Government Select Portfolio had Siebert Williams Shank Shares outstanding. Premier Shares are currently only offered for the Treasury Portfolio.

Each Portfolio operates as a “government money market fund” under Rule 2a-7 of the 1940 Act.

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES Investments held by the Portfolios are currently valued at amortized cost, which generally approximates fair value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to effective maturity. If NTI has determined that amortized cost does not approximate fair value, such securities are fair valued in accordance with policies and procedures established by, and subject to oversight of, the Trust’s Board of Trustees (the “Board”).

The use of fair valuation involves the risk that the values used by the Portfolios to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) CASH AND CASH EQUIVALENTS Cash and cash equivalents may include cash and cash held in an interest-bearing deposit account at Northern Trust.

C) REPURCHASE AGREEMENTS The Portfolios may enter into repurchase agreements under the terms of a master repurchase agreement by which the Portfolios purchase securities for cash from a seller and agree to resell those securities to the same seller at a specific price within a specified time or with an indefinite life and liquidity feature, which allows the Portfolios to resell the securities quarterly. The interest rate on such repurchase agreements resets daily. During the term of a repurchase agreement, the fair value of the underlying collateral, including accrued interest, is required to equal or exceed the fair value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust or NTI (and is not reflected in the assets of the Portfolios) as agent of the Portfolios, at The Bank of New York Mellon, State Street Bank and Trust Company or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Portfolios, at the Federal Reserve Bank of Chicago. The Portfolios are subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Portfolios may be delayed or limited. Certain Portfolios have entered into such repurchase agreements, as reflected in their accompanying Schedules of Investments, as of May 31, 2021.

Pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (“SEC”), the Treasury Portfolio, U.S. Government Portfolio and certain other money market portfolios advised by NTI and Northern Trust may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement. NTI administers and manages

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	25	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

these joint repurchase agreements in accordance with and as part of its duties under its management agreement with the Portfolios and does not collect any additional fees from the Portfolios for such services. The Treasury Portfolio and U.S. Government Portfolio entered into such joint repurchase agreements during the period. There were no outstanding joint repurchase agreements at May 31, 2021.

The Portfolios may enter into transactions subject to enforceable netting arrangements (“Netting Arrangements”) under a repurchase agreement. Generally, Netting Arrangements allow the Portfolios to offset any exposure to a specific counterparty with any collateral received from or delivered to that counterparty. In addition, Netting Arrangements provide the right for the non-defaulting party to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral. Generally, the Portfolios manage their cash collateral and securities collateral on a counterparty basis. As of May 31, 2021, the Portfolios were not invested in any portfolio securities other than the repurchase agreements described below, with gross exposures on the Statements of Assets and Liabilities, that could be netted subject to Netting Arrangements.

The following table presents the repurchase agreements, which are subject to Netting Arrangements, as well as the collateral delivered related to those repurchase agreements.

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	NET AMOUNT*
Treasury	Bank of America	$ 1,846,000	$(1,846,000)	$–
	Bank of Nova Scotia	165,000	(165,000)	–
	Barclays	3,500,000	(3,500,000)	–
	BNP Paribas	890,000	(890,000)	–
	Canadian Imperial Bank	1,500,000	(1,500,000)	–
	Citigroup	705,739	(705,739)	–
	Credit Agricole	1,500,000	(1,500,000)	–
	Deutsche Bank	600,000	(600,000)	–
	Federal Reserve Bank of New York	1,200,000	(1,200,000)	–
	Fixed Income Clearing Corp.	1,280,000	(1,280,000)	–
	HSBC	650,000	(650,000)	–
	JPMorgan	5,795,000	(5,795,000)	–
	NatWest Markets	1,265,000	(1,265,000)	–
	Nomura	1,825,000	(1,825,000)	–
	RBC Dominion	4,400,000	(4,400,000)	–
	Royal Bank of Canada	800,000	(800,000)	–
	Societe Generale	3,050,000	(3,050,000)	–
	TD	450,000	(450,000)	–
	Total	$31,421,739	$(31,421,739)	$–
U.S. Government	Bank of America	$ 1,680,000	$(1,680,000)	$–
	Bank of Nova Scotia	630,000	(630,000)	–
	Barclays	500,000	(500,000)	–
	BNP Paribas	480,000	(480,000)	–
	Citigroup	534,767	(534,767)	–
	Fixed Income Clearing Corp.	300,000	(300,000)	–
	Goldman Sachs	940,000	(940,000)	–
	JPMorgan	1,130,000	(1,130,000)	–
	Royal Bank of Canada	1,850,000	(1,850,000)	–
	Societe Generale	800,000	(800,000)	–

MONEY MARKET PORTFOLIOS	26	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

MAY 31, 2021 (UNAUDITED)

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	NET AMOUNT*
	Total	$8,844,767	$(8,844,767)	$–
U.S. Government Select	Bank of America	$1,499,000	$(1,499,000)	$–
	Bank of Nova Scotia	830,000	(830,000)	–
	Barclays	1,950,000	(1,950,000)	–
	BNP Paribas	240,000	(240,000)	–
	Canadian Imperial Bank	1,250,000	(1,250,000)	–
	Citigroup	458,090	(458,090)	–
	Credit Agricole	500,000	(500,000)	–
	Federal Reserve Bank of New York	1,600,000	(1,600,000)	–
	Fixed Income Clearing Corp.	350,000	(350,000)	–
	JPMorgan	3,070,000	(3,070,000)	–
	Royal Bank of Canada	3,000,000	(3,000,000)	–
	Societe Generale	1,800,000	(1,800,000)	–
	Total	$16,547,090	$(16,547,090)	$–

*	Collateral received is reflected up to the fair value of the repurchase agreement. Refer to the Schedules of Investments.

D) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Portfolios determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income, if any, is recognized on an accrual basis and includes amortization of premiums and accretion of discounts. Certain Portfolios may receive dividend income from investment companies. Dividend income, if any, is recognized on the ex-dividend date.

E) EXPENSES Each Portfolio is charged for those expenses that are directly attributable to the Portfolio. Certain expenses arising in connection with a class of shares are charged to that class of shares. Expenses incurred that do not specifically relate to an individual Portfolio generally are allocated among all the portfolios in the Trust in proportion to each portfolio’s relative net assets. Expenses are recognized on an accrual basis.

F) DISTRIBUTIONS TO SHAREHOLDERS Distribution of dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with U.S. GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to the capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Portfolios’ capital accounts. These reclassifications may relate to net operating losses and distribution reclassifications. These reclassifications have no impact on the net assets or the NAVs per share of the Portfolios.

At November 30, 2020, the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)
Treasury	$1,047	$(1,047)
U.S. Government	144	(144)
U.S. Government Select	257	(257)

G) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Portfolio’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and tax-exempt income to its shareholders.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) allows capital losses to be carried forward for an unlimited period and to retain their character as either short-term or long-term. The Portfolios’ ability to utilize capital loss carryforwards in the future may be limited under the Code and related regulations based on the results of future transactions.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	27	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

There were no unused capital loss carryforwards in the Portfolios as of November 30, 2020.

At November 30, 2020, the tax components of undistributed net investment income and realized gains, including amounts declared but not yet paid for federal income tax purposes, were as follows:

	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME (LOSS)*	LONG-TERM CAPITAL GAINS (LOSSES)
Treasury	$2,197	$–
U.S. Government	576	–
U.S. Government Select	1,847	–

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended November 30, 2020, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME (LOSS)*	LONG-TERM CAPITAL GAINS (LOSSES)
Treasury	$370,222	$–
U.S. Government	96,959	–
U.S. Government Select	196,566	–

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended November 30, 2019, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME (LOSS)*	LONG-TERM CAPITAL GAINS (LOSSES)
Treasury	$943,338	$142
U.S. Government	302,834	–
U.S. Government Select	542,858	70

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of November 30, 2020, no Portfolio had uncertain tax positions that would require financial statement recognition or disclosure. The Portfolios’ federal tax returns remain subject to examination by the Internal Revenue Service for three years after they are filed. Any interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Portfolios will be recorded as Interest expense and Other expenses, respectively, on the Statements of Operations.

3. BANK BORROWINGS

The Trust and the Northern Funds, a registered investment company also advised by NTI, jointly entered into a $250,000,000 senior unsecured revolving credit facility on November 16, 2020, which is administered by Citibank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeded such Federal Funds Rate, the amount by which it so exceeded, plus (iii) 1.25 percent. In addition, there is an annual commitment fee of 0.15 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations. The Credit Facility will expire on November 15, 2021, unless renewed.

The Portfolios did not have any borrowings or incur any interest expense for the six months ended May 31, 2021. There were no outstanding loan amounts at May 31, 2021.

4. MANAGEMENT AND OTHER AGREEMENTS

As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at the annual rates set forth in the table below (expressed as a percentage of each Portfolio’s average daily net assets).

NTI has contractually agreed to reimburse a portion of the operating expenses of each Portfolio (other than certain excepted expenses, i.e., acquired fund fees and expenses, service fees, the compensation paid to each independent Trustee of the Trust, expenses of third-party consultants engaged by the Board, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) as shown on the accompanying Statements of Operations, to the extent the total annual portfolio operating expenses exceed the expense limitations set forth below. The total annual portfolio operating expenses after expense reimbursement for each Portfolio may be higher than the contractual limitation as a result of certain excepted expenses that are not reimbursed. The amount of the reimbursement is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses in the Statements of Operations. The contractual expense reimbursement receivables at May 31, 2021 were approximately $129,000, $15,000 and $37,000 for the Treasury, U.S. Government and U.S. Government Select Portfolios, respectively, and are shown as part of Receivable from affiliates for expense reimbursements in the Statements of Assets and Liabilities. Any such reimbursement is paid monthly to the Portfolios by NTI.

MONEY MARKET PORTFOLIOS	28	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

MAY 31, 2021 (UNAUDITED)

At May 31, 2021, the annual management fees and contractual expense limitations for the Portfolios were based on the following annual rates as set forth in the table below.

	CONTRACTUAL
	ANNUAL MANAGEMENT FEES	EXPENSE LIMITATIONS
Treasury	0.13%	0.15%
U.S. Government	0.23%	0.25%
U.S. Government Select	0.18%	0.20%

The contractual expense reimbursement arrangements described above are expected to continue until at least April 1, 2022. The contractual expense reimbursement arrangements will continue automatically for periods of one-year (each such one-year period, a “Renewal Year”). The arrangements may be terminated, as to any succeeding Renewal Year, by NTI or a Portfolio upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangements at any time with respect to a Portfolio if it determines that it is in the best interest of the Portfolio and its shareholders.

In addition, during the six months ended May 31, 2021, NTI reimbursed certain additional expenses that may be excepted expenses.

NTI may reimburse additional expenses or waive all or a portion of the management fees of the Portfolios from time to time, including to avoid a negative yield. Any such additional expense reimbursement or waiver would be voluntary and could be implemented, increased or decreased or discontinued at any time. There is no guarantee that a Portfolio will be able to avoid a negative yield. During the six months ended May 31, 2021, NTI reimbursed additional expenses in order to avoid a negative yield for the Portfolios. Portfolio level expenses reimbursed by NTI were allocated among the share classes in proportion to the relative net assets of each class. The amounts reimbursed by NTI are shown as Less expenses voluntarily reimbursed by investment adviser in the Statements of Operations. The voluntary expense reimbursement receivables at May 31, 2021 were approximately $10,183,000, $3,706,000 and $6,735,000 for the Treasury, U.S. Government and U.S. Government Select Portfolios, respectively, and are included as part of Receivable from affiliates for expense reimbursements in the Statements of Assets and Liabilities. Any such reimbursement is paid monthly to the Portfolios by NTI.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, accrued daily and payable monthly, at an annual rate of 0.015 percent of the average daily net assets for all share classes of each Portfolio.

NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Portfolios. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Portfolios have entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolios’ custodian expenses, unless such uninvested cash balances receive a separate type of return. Custodian credits, if any, are shown as Less custodian credits in the Portfolios’ Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Portfolios, received no compensation from the Portfolios under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Under the Service Plan for Premier Shares, the Trust has entered into a servicing agreement with Northern Trust under which Northern Trust has agreed to provide certain shareholder account, administrative and other service functions to the shareholders of the Premier Shares of the Treasury Portfolio. In exchange for these services, Northern Trust, as servicing agent, receives a fee, accrued daily and payable monthly, at an annual rate of 0.05 percent of the average daily net assets of the Premier Shares of the Treasury Portfolio.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Portfolios. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the U.S. Government Portfolio of the Trust and/or the Global Tactical Asset Allocation Fund of Northern Funds and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	29	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

5. RELATED PARTY TRANSACTIONS

The Portfolios are permitted to purchase and sell securities from or to certain affiliated funds or portfolios under specified conditions outlined in Rule 17a-7 Procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Portfolio from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price as defined in the Rule 17a-7 Procedures. For the six months ended May 31, 2021, the Portfolios did not have any purchases and/or sales of securities from an affiliated entity.

Certain uninvested cash balances of the Portfolios may receive a return from Northern Trust based on a market return it receives less an administrative fee. These amounts, if any, are shown on the Portfolios’ Statements of Operations as Income from affiliates.

6. INVESTMENT TRANSACTIONS

At May 31, 2021, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments and the cost basis of investments were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS
Treasury	$–	$–	$–	$83,615,046
U.S. Government	–	–	–	22,918,137
U.S. Government Select	–	–	–	44,488,971

7. CAPITAL SHARE TRANSACTIONS

Transactions in Shares for the six months ended May 31, 2021, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENTS OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Treasury	$50,244,622	$686	$(53,235,020)	$(2,989,712)
U.S. Government	129,692,082	3	(123,915,786)	5,776,299
U.S. Government Select	172,083,930	266	(174,952,542)	(2,868,346)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Shares for the fiscal year ended November 30, 2020, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENTS OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Treasury	$175,425,747	$44,942	$(162,468,126)	$13,002,563
U.S. Government	250,265,201	726	(248,377,592)	1,888,335
U.S. Government Select	327,646,061	5,831	(313,244,833)	14,407,059

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Service Shares for the six months ended May 31, 2021, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE DECREASE IN NET ASSETS
U.S. Government Select	$121,379	$–	$(137,765)	$(16,386)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Service Shares for the fiscal year ended November 30, 2020, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS		PAYMENTS FOR SHARES REDEEMED	NET INCREASE DECREASE IN NET ASSETS
U.S. Government	$1,184	$–	**	$(3,159)	$(1,975)
U.S. Government Select	288,460	–		(284,005)	4,455

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.
**	Amount rounds to less than one thousand.

Transactions in Premier Shares for the six months ended May 31, 2021, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Treasury	$296,998,441	$–	$(290,822,694)	$6,175,747

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

MONEY MARKET PORTFOLIOS	30	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

MAY 31, 2021 (UNAUDITED)

Transactions in Premier Shares for the fiscal year ended November 30, 2020, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Treasury	$511,238,054	$–	$(494,848,076)	$16,389,978

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Siebert Williams Shank Shares (formerly Williams Capital Shares) for the six months ended May 31, 2021, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
U.S. Government Select	$17,208,190	$118	$(11,273,041)	$5,935,267

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Siebert Williams Shank Shares (formerly Williams Capital Shares) for the fiscal year ended November 30, 2020, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
U.S. Government Select	$13,410,206	$703	$(12,302,709)	$1,108,200

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

8. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of their business, the Portfolios may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Portfolios. The maximum exposure to the Portfolios under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Portfolios have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

9. NEW ACCOUNTING PRONOUNCEMENTS

In March 2020, the FASB issued Accounting Standards Update (ASU) 2020-04, Reference Rate Reform (Topic 848) “Facilitation of the Effects of Reference Rate Reform on Financial Reporting” (“ASU 2020-04”), which provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021. The new guidance is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022, and the adoption of ASU 2020-04 is elective. Management does not believe this update has a material impact on the Portfolios’ financial statements and disclosures.

10. LIBOR TRANSITION

Certain of the Portfolios’ investments, payment obligations and financing terms may be based on floating rates, such as LIBOR, Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade nor compel banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. The FCA and ICE Benchmark Administrator have since announced that most LIBOR settings will no longer be published after December 31, 2021 and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing SOFR that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Portfolios. The effect of any changes to, or discontinuation of, LIBOR on the Portfolios will depend on, among other things, (1) existing fallback or termination provisions in individual contracts and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new instruments and contracts. The expected discontinuation of LIBOR could have a significant impact on the financial markets in general and may also present heightened risk to market participants, including public companies, investment advisers, investment companies, and broker-dealers. The risks associated with this discontinuation and transition will be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Portfolios until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled.

11. CORONAVIRUS (COVID-19) PANDEMIC

An outbreak of respiratory disease caused by a novel coronavirus was first detected in December 2019 and has spread internationally. The outbreak and efforts to contain its spread have resulted in closing borders and quarantines, restricting international and domestic travel, enhanced health screenings, cancelations, disrupted supply chains and customer activity, responses by businesses (including changes to operations and

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	31	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued	MAY 31, 2021 (UNAUDITED)

reducing staff), and have produced general concern and uncertainty. The impact of the coronavirus pandemic, and other epidemics and pandemics that may arise in the future could adversely affect national and global economies, individual companies and the market in general in a manner and for a period of time that cannot be foreseen at the present time and may adversely affect the value, volatility and liquidity of dividend and interest paying securities. In the event of a pandemic or an outbreak, there can be no assurance that the Portfolios and their service providers will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long-term basis due to illness or other reasons, and could otherwise disrupt the ability of the Portfolios’ service providers to perform essential services. Certain economic and market conditions arising out of a pandemic or outbreak could result in a Portfolio’s inability to achieve its investment objectives, cause the postponement of reconstitution or rebalance dates for benchmark indices, adversely affect the prices and liquidity of the securities and other instruments in which a Portfolio invests, negatively impact a Portfolio’s performance, and cause losses on your investment in a Portfolio. Management is monitoring the development of the pandemic, which was ongoing as of the date of the financial statements, and is evaluating its impact on the financial position and operating results of the Portfolios.

12. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Portfolios through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

MONEY MARKET PORTFOLIOS	32	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

FUND EXPENSES	MAY 31, 2021 (UNAUDITED)

As a shareholder of the Portfolios, you incur ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2020 through May 31, 2021.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled Expenses Paid 12/1/2020 - 5/31/2021 to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Portfolios’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

TREASURY

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/2020	ENDING ACCOUNT VALUE 5/31/2021	EXPENSES PAID* 12/1/2020- 5/31/2021
Actual	0.09%	$1,000.00	$1,000.10	$0.45
Hypothetical (5% return before expenses)	0.09%	$1,000.00	$1,024.48	$0.45
PREMIER SHARES
Actual	0.09%	$1,000.00	$1,000.00	$0.45
Hypothetical (5% return before expenses)	0.09%	$1,000.00	$1,024.48	$0.45

U.S. GOVERNMENT

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/2020	ENDING ACCOUNT VALUE 5/31/2021	EXPENSES PAID* 12/1/2020- 5/31/2021
Actual	0.09%	$1,000.00	$1,000.00	$0.45
Hypothetical (5% return before expenses)	0.09%	$1,000.00	$1,024.48	$0.45
SERVICE SHARES
Actual	0.09%	$1,000.00	$1,000.00	$0.45
Hypothetical (5% return before expenses)	0.09%	$1,000.00	$1,024.48	$0.45

*

Expenses are calculated using the Portfolios’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended May 31, 2021. Expenses are equal to the Portfolios’ annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	33	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FUND EXPENSES continued	MAY 31, 2021 (UNAUDITED)

U.S. GOVERNMENT SELECT

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/2020	ENDING ACCOUNT VALUE 5/31/2021	EXPENSES PAID* 12/1/2020- 5/31/2021
Actual	0.08%	$1,000.00	$1,000.10	$0.40
Hypothetical (5% return before expenses)	0.08%	$1,000.00	$1,024.53	$0.40
SERVICE SHARES
Actual	0.08%	$1,000.00	$1,000.10	$0.40
Hypothetical (5% return before expenses)	0.08%	$1,000.00	$1,024.53	$0.40
SIEBERT WILLIAMS SHANK SHARES(1)
Actual	0.08%	$1,000.00	$1,000.10	$0.40
Hypothetical (5% return before expenses)	0.08%	$1,000.00	$1,024.53	$0.40

*

Expenses are calculated using the Portfolios’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended May 31, 2021. Expenses are equal to the Portfolios’ annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

(1)	Formerly known as Williams Capital Shares.

MONEY MARKET PORTFOLIOS	34	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

APPROVAL OF MANAGEMENT AGREEMENT	MAY 31, 2021 (UNAUDITED)

The Board of Trustees (the “Board” or the “Trustees”) of Northern Institutional Funds (the “Trust”) oversees the management of the Trust, including review of the investment performance and expenses of the investment portfolios covered by this Report (the “Portfolios”), at regularly scheduled meetings. In addition, the Trustees determine annually whether to approve and continue the Trust’s management agreement (the “Management Agreement”) for the Portfolios with Northern Trust Investments, Inc. (“Northern”).

The Management Agreement was re-approved with respect to all of the Portfolios by the Board, including all of the Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of any party thereto (the “Independent Trustees”) voting separately, at the annual contract renewal meeting held on May 19-20, 2021 (the “Annual Contract Meeting”).(1)

In advance of, and at the Annual Contract Meeting, the Trustees received, considered and discussed a variety of information relating to the Management Agreement and Northern and its affiliates. This information included written materials and verbal presentations at Board meetings held via videoconference and telephonically on February 10-11, 2021 and April 8, 2021 (the “February and April Board meetings”) and at the Annual Contract Meeting. At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. Throughout the process, the Trustees also asked questions of and requested additional information from management. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law. They also met in executive sessions at the Annual Contract Meeting, and each of the other Board meetings, with their independent legal counsel without employees of Northern present.

In evaluating the Management Agreement, the Trustees discussed with counsel Northern’s reports, presentations and other information that had been provided to them at the February and April Board meetings and at the Annual Contract Meeting, as well as their interactions with Northern throughout the year and in past years at various meetings. The Trustees noted that the evaluation process with respect to Northern and the Management Agreement was an on-going one throughout the year.

The materials reviewed by the Board included, without limitation: (i) information on the investment performance of the Portfolios in comparison to other mutual funds and performance benchmarks; (ii) compliance reports; (iii) information about Northern’s and its affiliates’ risk management processes, stress testing, credit research, business continuity and cyber-security programs; (iv)fees charged to and expenses borne by the Portfolios; (v) Northern’s profitability and costs and compensation paid to affiliates of Northern; (vi) the qualifications of Northern and its affiliates to provide services to the Portfolios; (vii) information regarding purchases and redemptions of each Portfolio’s shares; (viii) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters; and (ix) the nature of the Portfolios’ shareholders. The Trustees also considered the nature, quality and extent of non-advisory services provided to the Portfolios by Northern and its affiliates.

More specifically, the Trustees reviewed, among other things, information relating to: (i) the terms of the Management Agreement; (ii) the Portfolios’ investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by an independent third-party provider of mutual fund data; (iii) the contractual and net management fees and total expenses (after expense reimbursements and fee waivers) of the Portfolios in comparison to those borne by mutual fund peer expense groups and categories selected by the independent third-party provider of mutual fund data; (iv) the management fees charged to the Portfolios compared to the management fees charged by Northern to its other comparable institutional accounts; (v) Northern’s staffing for the Portfolios and the experience of the portfolio managers, credit research and other personnel; (vi) Northern’s financial resources and its ability to attract and retain portfolio management talent; (vii) Northern’s investments in technology to benefit the Portfolios; (viii) the fees paid by the Portfolios to Northern and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (ix) the benefits received by Northern and its affiliates from their service relationships with the Portfolios. The Trustees were provided with a description of the methodology the third-party data provider used to determine the similarity of the Portfolios with the funds included in their respective peer expense groups and peer expense and performance universes. The Trustees also considered the Portfolios’ relationship to other mutual funds advised and offered by Northern and other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). In evaluating the Management Agreement for each of the Portfolios, the Trustees gave weight to various factors including those discussed below, but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors.

Nature, Extent and Quality of Services

The Trustees considered, as part of their review, the nature, extent and quality of the services provided by Northern. In this regard, they considered both the investment advisory services, and separately the administrative and other non-advisory services that are provided to the Portfolios by Northern and its affiliates. These services include acting as the Portfolios’ administrator and sub-administrator, custodian and transfer agent and providing other services necessary for the operation of the Portfolios and the

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	35	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

APPROVAL OF MANAGEMENT AGREEMENT continued

Trust. The Trustees understood that the Management Agreement encompassed both the advisory and administrative functions being rendered by Northern and its affiliates. They considered the quality of Northern’s communications with and services to shareholders, as well as the expenditures made by Northern and its affiliates to improve the quality and scope of their services to the Portfolios. The Trustees considered the strength of Northern’s and its affiliates’ risk management processes, including with respect to the Portfolios’ regular reporting on stress testing. The Trustees also reviewed the compliance and administrative services provided to the Portfolios by Northern and its affiliates, including its oversight of the Portfolios’ day-to-day operations and fund accounting. The Trustees also noted that on a regular basis they received and reviewed information from the Trust’s Chief Compliance Officer regarding the Portfolios’ compliance policies and procedures pursuant to Rule 38a-1 under the 1940 Act. They also considered the quality of Northern’s compliance oversight program with respect to all of the Portfolios’ service providers and the continued involvement of Northern’s internal audit group in reviewing operations that support the Portfolios, as well as Northern’s responses to any compliance or operational issue raised during the year. The Trustees also took into account that the scope of services provided by Northern, and the undertakings required of Northern in connection with those services, including maintaining and monitoring its own and the Portfolios’ compliance programs, had expanded over time as a result of regulatory, market and other developments. In this regard, the Trustees also noted Northern’s initiatives undertaken in the past few years with respect to the Portfolios and their shareholders, including to address additional regulatory and reporting requirements. The Trustees took into account that each of the U.S. Government, U.S. Government Select and Treasury Portfolios had maintained a stable net asset value.

The Trustees also considered the qualifications, background and responsibilities of Northern’s senior management and investment personnel. They also noted Northern’s recruitment and retention plans for attracting high quality investment professionals, as well as its portfolio management compensation structure, and the consistency of investment approach with respect to the Portfolios. The Trustees also considered Northern’s and its affiliates’ strong financial position and stability.

The Trustees concluded that Northern was able to commit, and had committed, substantial financial and other resources to the operations of the Portfolios and was able to continue to provide quality services to the Portfolios.

Performance

The Trustees considered the investment performance of each Portfolio, including whether it had operated within its respective investment objectives, as well as its compliance with its investment restrictions. The Trustees also took into account the low interest rate environment in which the Portfolios had been and were operating and any actions taken by Northern with respect to the

Portfolios to prevent negative yields this year and in past years. The Trustees received information on the Portfolios’ investment performance for one, two, three, four, five and ten years, as well as performance for the most recent quarter and year-to-date. They compared the investment performance of the Portfolios to the performance of other registered funds and to rankings issued by the third-party mutual fund data provider. The Portfolios were ranked by the data provider in quintiles, ranging from first to fifth, where first is the most desirable quintile position and fifth is the least desirable. The Trustees also reviewed the Portfolios’ performance relative to their performance benchmarks and the Portfolios’ three-year performance and net expenses as calculated by the third-party mutual fund data provider.

The Trustees noted the following regarding each Portfolio’s performance relative to its performance universe:

•

Performance of the Treasury Portfolio (Shares and Premier) was in the first quintile for the one- and three-year periods ended January 31, 2021; and the performance of the Treasury Portfolio (Shares) was in the first quintile for the five-year period ended January 31, 2021.

•	Performance of the U.S. Government Select Portfolio was in the first quintile for the one-year period and in the second quintile for the three- and five-year periods ended January 31, 2021.

•	Performance of the U.S. Government Portfolio was in the second quintile for the one-, three- and five-year periods ended January 31, 2021.

The Trustees also noted that the Treasury and U.S. Government Select Portfolios had performed in-line with or outperformed its respective benchmark, and that the U.S. Government Portfolio slightly underperformed its benchmark, for the same periods.

They also considered that the U.S. Government and U.S. Government Select Portfolios were in the least desirable less return, more expenses portion of the performance and expenses comparison. They took into account that the two Portfolios had performance in the first or second quintiles relative to their respective performance universe for the one- and three-year time periods.

The Trustees took into account senior management’s and portfolio manager’s discussion of the Portfolios’ performance and explanation for differences in investment parameters of certain Portfolios and their peers. They also considered the Portfolios’ investment performance relative to the investor base the Portfolios are intended to serve. The Trustees noted the potential impact on performance of the relative risk parameters of the different Portfolios. Specifically, they took into consideration Northern’s investment strategies. In addition, the Trustees reviewed the consistency of Northern’s investment approach for the Portfolios and processes to address performance issues, if any.

MONEY MARKET PORTFOLIOS	36	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

MAY 31, 2021 (UNAUDITED)

The Trustees concluded, based on the information received, that the Portfolios’ performance was satisfactory.

Fee Rates, Costs of Services and Profitability

The Trustees also evaluated the Portfolios’ contractual and net (after expense reimbursements) management fee rates; the Portfolios’ total operating expense ratios; Northern’s contractual commitments to continue expense reimbursements for at least one year with respect to the Portfolios; and whether a consistent methodology was in place for determining the fees and expenses of the Portfolios. They noted that beginning in 2019 and through the date of the Annual Contract Meeting, Northern had been voluntarily waiving two basis points of fees for the U.S. Government Select Portfolio and that Northern had voluntarily waived expenses for each of the Portfolios in the past year to avoid negative yield. In addition, the Trustees considered actions taken in past years to reduce Portfolio expenses, such as other voluntary expense reimbursements, service provider fee reductions, and reductions in the contractual expense limitations for the U.S. Government and Treasury Portfolios.

The Trustees reviewed information on the fee rates paid by the Portfolios under the Management Agreement and the Portfolios’ total operating expense ratios compared to similar information for mutual funds advised by unaffiliated investment management firms, as prepared by the third-party mutual fund data provider. The third-party report compared the expenses of each Portfolio against its respective peer expense group and expense universe as determined by the third-party data provider. In comparing the Portfolios’ contractual and net management fees to those of comparable funds, the Trustees noted that the Portfolios’ management fees include both advisory and administrative costs. Among other data, the Trustees considered that for all of the Portfolios, the total operating expense ratios after reimbursement of expenses were at or below their respective peer expense universe medians. The Trustees also noted the following:

•

The Treasury Portfolio’s net management fee for all classes was below its peer expense group and expense universe medians, and its total expense ratio, after reimbursement of expenses, was in the first quintile of its peer expense group with respect to the Shares class. The total expense ratio, after reimbursement of expenses, of the Premier Shares class was in the fifth quintile of its peer expense group.

•

The U.S. Government Portfolio’s net management fee was above its peer expense group and expense universe medians, and its total expense ratio, after reimbursement of expenses, was in the fifth quintile of its peer expense group.

•

The U.S. Government Select Portfolio’s net management fee was above its peer expense group median and even with its peer expense universe median, and its total expense ratio, after reimbursement of expenses, was in the fifth quintile of its peer expense group.

The Trustees took into account Northern’s discussion of the Portfolios’ expenses and that Northern had reimbursed expenses and/or waived fees for each of the Portfolios. They also reviewed information comparing the Portfolios’ fee rates to the fee rates charged by Northern to similarly managed, private institutional accounts. The Trustees considered the difference in, and level of complexity of, services provided by Northern with regard to the private institutional accounts, as well as regulatory, operational and compliance differences, board and committee support provided by Northern to the Portfolios and other differences. The Trustees considered the fee comparisons in light of the differences in management of these different kinds of accounts. These comparisons assisted the Trustees in evaluating the reasonableness of the management fees paid by the Portfolios.

In addition, the Trustees considered the amount of assets in the Portfolios; the information provided by Northern relating to the costs of the services provided by it and its affiliates; and the profits realized by them through their relationship on a Portfolio-by-Portfolio basis and on an overall Trust basis and both before and after distribution and certain non-distribution costs. The Trustees considered Northern’s assumptions and methodology for allocating costs to each Portfolio, recognizing that cost allocation methodologies are inherently subjective and not audited.

The Trustees also discussed information provided by the third-party provider of mutual fund data with respect to Northern’s profitability compared to other publicly-traded advisers. They considered that comparisons of advisory agreement profitability across fund families are difficult because of numerous factors, including the types of funds managed, business mix, cost allocation methodologies and other factors. The Trustees also considered Northern’s expense reimbursements during the year. They also took into account the nature of the Portfolios and the high quality of the services provided by Northern. The Trustees understood that Northern should be entitled to earn a reasonable level of profit in exchange for the level of services it provides to the Portfolios. The Trustees concluded that Northern’s profitability was not unreasonable based on the services and benefits provided and the costs assumed by Northern and its affiliates. They also noted that Northern appeared to have the resources necessary to fulfill its obligations under its management and other agreements with the Portfolios.

Economies of Scale

The Trustees considered the extent to which economies of scale would be realized as the Portfolios grow and whether fee levels reflected these economies of scale for the benefit of shareholders. The Trustees noted that the management fee of each Portfolio did not have breakpoints. They took into account management’s discussion of the Portfolios’ management fee structure and considered Northern’s view that the Portfolios were sharing in economies of scale through the level at which the Portfolios’ management fees are set and through Northern’s contractual expense reimbursements that limit the expenses for the Portfolios

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	37	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

APPROVAL OF MANAGEMENT AGREEMENT continued	MAY 31, 2021 (UNAUDITED)

to specific levels. They agreed that breakpoints were not necessary with respect to the Portfolios at this time based on the level of management fees and the contractual expense reimbursements. The Trustees also considered the voluntary fee waivers and expense reimbursements made by Northern to the Portfolios to prevent negative yields this year and in past years.

The Trustees determined, on the basis of the foregoing, that the Portfolios’ current management fee structures were reasonable.

Other Benefits to Northern

The Trustees also reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Portfolios. Those benefits included fees received by the affiliates for transfer agency, custodial and sub-administrative functions, as well as shareholder servicing fees from the Premier Shares of the Treasury Portfolio. The Trustees also considered that many of the Portfolios’ shareholders had other client relationships with Northern’s affiliates. In addition, the Trustees considered that the scale of the Portfolios provided opportunities to Northern to obtain securities trading advantages for its other advisory clients and that Northern and its affiliates benefit from their ability to leverage resources over a larger asset base.

After deliberation, the Trustees concluded with respect to each of the Portfolios that the management fees paid by the Portfolios were reasonable in light of the services provided by Northern, its costs and the Portfolios’ asset levels, and other factors including those discussed above and that renewal of the Management Agreement should be approved.

(1)

Pursuant to relief granted by the U.S. Securities and Exchange Commission (the “SEC”) in light of the COVID-19 pandemic (“Order”) and a determination by the Board that reliance on the Order was appropriate due to circumstances related to the current or potential effects of COVID-19, the Annual Contract meeting was held through videoconference and telephonically.

MONEY MARKET PORTFOLIOS	38	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

THIS PAGE INTENTIONALLY LEFT BLANK

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	39	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Institutional Funds files detailed month-end portfolio holdings information on Form N-MFP with the U.S. Securities and Exchange Commission (“SEC”) each month and posts a complete schedule of portfolio holdings on its website (northerntrust.com/institutional) as of the last business day of each month for the previous six months. The Portfolios’ Forms N-MFP are available electronically on the SEC’s website (sec.gov).

PROXY VOTING

Northern Institutional Funds’ Proxy Voting Policies and Procedures and each Portfolio’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Institutional Funds’ web site at northerntrust.com/institutional or the SEC’s web site at sec.gov or by calling the Northern Institutional Funds Center at 800-637-1380.

MONEY MARKET PORTFOLIOS	40	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

50 SOUTH LASALLE STREET

P.O. BOX 75986

CHICAGO, ILLINOIS 60675-5986

800-637-1380

NORTHERNTRUST.COM/INSTITUTIONAL

NORTHERN INSTITUTIONAL FUNDS

LIQUID ASSETS PORTFOLIO

SEMI-ANNUAL REPORT

MAY 31, 2021

NORTHERN INSTITUTIONAL FUNDS

MANAGED BY NORTHERN TRUST

LIQUID ASSETS PORTFOLIO

TABLE OF CONTENTS

2	STATEMENT OF ASSETS AND LIABILITIES

3	STATEMENT OF OPERATIONS

4	STATEMENT OF CHANGES IN NET ASSETS

5	FINANCIAL HIGHLIGHTS

6	SCHEDULE OF INVESTMENTS

6	LIQUID ASSETS PORTFOLIO

9	NOTES TO THE FINANCIAL STATEMENTS

15	FUND EXPENSES

16	APPROVAL OF MANAGEMENT AGREEMENT

20	FOR MORE INFORMATION

This report has been prepared for the general information of Northern Institutional Funds Liquid Assets Portfolio shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds Liquid Assets Portfolio prospectus, which contains more complete information about the Northern Institutional Funds Liquid Assets Portfolio’s investment objectives, risks, fees and expenses. Investors are reminded to read a summary prospectus or prospectus carefully before investing or sending money.

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, the Portfolio cannot guarantee it will do so. An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”), any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

Northern Institutional Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	1	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES	MAY 31, 2021 (UNAUDITED)

Amounts in thousands, except per share data	LIQUID ASSETS PORTFOLIO
ASSETS:
Investments, at amortized cost, which approximates fair value	$319,491
Repurchase agreements, at cost, which approximates fair value	675,053
Cash and cash equivalents	79,449
Interest income receivable	379
Receivable from affiliates for expense reimbursements	98
Prepaid and other assets	9
Total Assets	1,074,479
LIABILITIES:
Payable for fund shares redeemed	90,358
Distributions payable to shareholders	1
Payable to affiliates:
Management fees	94
Custody fees	4
Transfer agent fees	27
Accrued Trustee fees	12
Accrued other liabilities	25
Total Liabilities	90,521
Net Assets	$983,958
ANALYSIS OF NET ASSETS:
Capital stock	$983,955
Distributable earnings	3
Net Assets	$983,958
Total Shares Outstanding (no par value, unlimited shares authorized)	983,954
Net Asset Value, Redemption and Offering Price Per Share	$1.00

See Notes to the Financial Statements.

LIQUID ASSETS PORTFOLIO	2	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

LIQUID ASSETS PORTFOLIO

STATEMENT OF OPERATIONS	FOR THE SIX MONTHS ENDED MAY 31, 2021 (UNAUDITED)

Amounts in thousands	LIQUID ASSETS PORTFOLIO
INVESTMENT INCOME:
Interest income	$290
Total Investment Income	290
EXPENSES:
Management fees	444
Custody fees	28
Transfer agent fees	67
Printing fees	7
Audit fees	8
Legal fees	47
Trustee fees	6
Other	11
Total Expenses	618
Less expenses contractually reimbursed by investment adviser	(476)
Net Expenses	142
Net Investment Income	148
NET REALIZED GAINS:
Net realized gains on:
Investments	2
Net Gains	2
Net Increase in Net Assets Resulting from Operations	$150

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	3	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	FOR THE SIX MONTHS ENDED MAY 31, 2021, (UNAUDITED) OR THE FISCAL YEAR ENDED NOVEMBER 30, 2020

	LIQUID ASSETS PORTFOLIO
Amounts in thousands	2021	2020
OPERATIONS:
Net investment income	$148	$5,293
Net realized gains	2	2
Net Increase in Net Assets Resulting from Operations	150	5,295
CAPITAL SHARE TRANSACTIONS:(1)
Net increase in net assets resulting from capital share transactions	176,115	11,644
Net Increase in Net Assets Resulting from Capital Share Transactions	176,115	11,644
DISTRIBUTIONS PAID:
Distributable earnings	(150)	(5,293)
Total Distributions Paid	(150)	(5,293)
TotalIncreaseinNet Assets	176,115	11,646
NET ASSETS:
Beginning of period	807,843	796,197
End of period	$983,958	$807,843

(1)	The number of shares approximates the dollar amount of transactions.

See Notes to the Financial Statements.

LIQUID ASSETS PORTFOLIO	4	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

LIQUID ASSETS PORTFOLIO

FINANCIAL HIGHLIGHTS	FOR THE SIX MONTHS ENDED MAY 31, 2021 (UNAUDITED) OR THE FISCAL YEARS ENDED NOVEMBER 30,

LIQUID ASSETS PORTFOLIO
Selected per share data	2021		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	(1)	0.01	0.02	0.02	0.01	– (1)
Net realized gains (losses)(1)	–		–	–	–	–	–
Total from Investment Operations	–		0.01	0.02	0.02	0.01	–
LESS DISTRIBUTIONS PAID:
From net investment income	–	(1)	(0.01)	(0.02)	(0.02)	(0.01)	– (1)
From net realized gains	–		–	–	–	– (2)	–
Total Distributions Paid	–		(0.01)	(0.02)	(0.02)	(0.01)	–
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(3)	0.02	%(4)	0.65%	2.27%	1.78%	0.85%	0.46%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$983,958		$807,843	$796,197	$769,479	$1,305,022	$3,011,970
Ratio to average net assets of:(5)
Expenses, net of waivers, reimbursements and credits	0.03%		0.03%	0.03%	0.03%	0.03%	0.03%
Expenses, before waivers, reimbursements and credits	0.14%		0.14%	0.15%	0.14%	0.14%	0.13%
Net investment income, net of waivers, reimbursements and credits	0.03%		0.70%	2.28%	1.72%	0.80%	0.46%
Net investment income (loss), before waivers, reimbursements and credits	(0.08)%		0.59%	2.16%	1.61%	0.69%	0.36%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income were less than $0.01 per share.
(2)	Per share amount from distributions paid from net realized gains was less than $0.01 per share.
(3)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of theinvestment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(4)	Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Share class of the Portfolio in the amount of less than $1,000 and had no effectonthe Portfolio’s total return. (see Note 4)
(5)	Annualized for periods less than one year.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	5	LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 8.6% (1)

Federal Farm Credit Bank – 3.4%

FFCB Discount Notes,
0.13%, 8/11/21 (2)	$200	$200

FFCB Notes,
(Floating, U.S. SOFR + 0.06%), 0.07%, 6/1/21 (3)	5,000	5,000
(Floating, U.S. SOFR + 0.08%), 0.09%, 6/1/21 (3)	640	640
(Floating, U.S. SOFR + 0.08%), 0.09%, 6/1/21 (3)	1,000	1,000
(Floating, U.S. Federal Funds + 0.06%), 0.12%, 6/1/21 (3)	10,000	9,999
(Floating, U.S. SOFR + 0.18%), 0.19%, 6/1/21 (3)	1,000	1,000
(Floating, U.S. SOFR + 0.19%), 0.20%, 6/1/21 (3)	2,000	2,000
(Floating, U.S. SOFR + 0.19%), 0.20%, 6/1/21 (3)	7,000	7,000
(Floating, U.S. Federal Funds + 0.20%), 0.26%, 6/1/21 (3)	7,000	7,000
		33,839

Federal Home Loan Bank – 5.2%

FHLB Bonds, 0.07%, 11/9/21	7,000	7,000

FHLB Notes,
(Floating, U.S. SOFR + 0.06%), 0.07%, 6/1/21 (3)	15,000	15,000
(Floating, U.S. SOFR + 0.08%), 0.09%, 6/1/21 (3)	10,000	10,000
(Floating, U.S. SOFR + 0.08%), 0.09%, 6/1/21 (3)	5,000	5,000
(Floating, U.S. SOFR + 0.08%), 0.09%, 6/1/21 (3)	4,000	4,000
(Floating, U.S. SOFR + 0.15%), 0.16%, 6/1/21 (3)	5,000	5,000
(Floating, U.S. SOFR + 0.16%), 0.17%, 6/1/21 (3)	5,000	5,000
		51,000
Total U.S. Government Agencies
(Cost $84,839)		84,839

U.S. GOVERNMENT OBLIGATIONS – 23.9%

U.S. Treasury Bills – 4.6%
0.09%, 6/3/21 (2)	10,000	10,000
0.06%, 7/13/21 (2)	15,000	14,999

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 23.9% – continued

U.S. Treasury Bills – 4.6% – continued
0.14%, 11/4/21 (2)	$10,000	$9,994
0.12%, 12/2/21 (2)	10,000	9,994
		44,987

U.S. Treasury Floating Rate Notes – 14.5%
(Floating, U.S. Treasury 3M Bill MMY + 0.03%), 0.05%, 6/1/21 (3)	22,000	22,001
(Floating, U.S. Treasury 3M Bill MMY + 0.05%), 0.06%, 6/1/21 (3)	7,000	7,003
(Floating, U.S. Treasury 3M Bill MMY + 0.06%), 0.07%, 6/1/21 (3)	55,000	55,020
(Floating, U.S. Treasury 3M Bill MMY + 0.11%), 0.13%, 6/1/21 (3)	47,095	47,136
(Floating, U.S. Treasury 3M Bill MMY + 0.22%), 0.24%, 6/1/21 (3)	11,000	11,000
		142,160

U.S. Treasury Notes – 4.8%
2.63%, 6/15/21	10,000	10,010
2.63%, 12/15/21	10,000	10,135
1.13%, 2/28/22	12,000	12,092
2.38%, 3/15/22	15,000	15,268
		47,505
Total U.S. Government Obligations
(Cost $234,652)		234,652

Investments, at Amortized Cost
($319,491)		319,491

REPURCHASE AGREEMENTS – 68.6% (4)

Bank of America N.A., dated 5/28/21, repurchase price $160,000, 0.01%, 6/1/21	160,000	160,000

Barclays Capital, Inc., dated 5/6/21, repurchase price $100,001, 0.01%, 6/7/21	100,000	100,000

Citigroup Global Markets, Inc., dated 5/28/21, repurchase price $45,053, 0.01%, 6/1/21	45,053	45,053

See Notes to the Financial Statements.

LIQUID ASSETS PORTFOLIO	6	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
REPURCHASE AGREEMENTS – 68.6% (4) – continued

Fixed Income Clearing Corp., dated 5/28/21, repurchase price $25,000, 0.01%, 6/1/21	$25,000	$25,000

Goldman Sachs & Co., dated 5/28/21, repurchase price $160,000, 0.01%, 6/1/21	160,000	160,000

JPMorgan Securities LLC, dated 5/28/21, repurchase price $15,001, 0.06%, 8/31/21	15,000	15,000
JPMorgan Securities LLC, dated 5/28/21, repurchase price $170,000, 0.01%, 6/1/21	170,000	170,000
		675,053
Total Repurchase Agreements
(Cost $675,053)		675,053

Total Investments – 101.1%
(Cost $994,544)		994,544

Liabilities less Other Assets – (1.1%)		(10,586)
NET ASSETS – 100.0%		$983,958

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)

Variable or floating rate security. Rate as of May 31, 2021 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(4)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FHLB	$14,181	4.10%	10/24/33
FHLMC	$42,746	0.00% – 5.00%	3/15/31 – 8/1/50
FNMA	$74,311	0.00% – 5.00%	2/6/37 – 5/1/51
GNMA	$415,143	2.50% – 5.50%	8/20/33 – 5/20/51
TVA	$535	2.88%	2/1/27
U.S. Treasury Bills	$34,617	0.00%	7/27/21
U.S. Treasury Bonds	$25,500	2.00%	2/15/50
U.S. Treasury Notes	$86,591	0.13% – 2.75%	11/15/23 – 12/31/25
Total	$693,624

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

3M – 3 Month

FFCB – Federal Farm Credit Bank

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

LLC – Limited Liability Company

MMY – Money Market Yield

SOFR – Secured Overnight Financing Rate

TVA – Tennessee Valley Authority

Percentages shown are based on Net Assets.

At May 31, 2021, the security types for the Portfolio were:

SECURITY TYPE (1)	% OF NET ASSETS
U.S. Government Agencies	8.6%
U.S. Government Obligations	23.9%
Repurchase Agreements	68.6%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	7	LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued	MAY 31, 2021 (UNAUDITED)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of May 31, 2021:

	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investments held by Liquid Assets Portfolio (1)	$–	$994,544	$–	$994,544

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

LIQUID ASSETS PORTFOLIO	8	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS	MAY 31, 2021 (UNAUDITED)

1. ORGANIZATION

Northern Institutional Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust includes 5 portfolios as of May 31, 2021, each with its own investment objective (e.g., income consistent with preservation of capital).

Northern Trust Investments, Inc. (“NTI”), an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser for the Liquid Assets Portfolio (the “Portfolio”). The Northern Trust Company (“Northern Trust”), an affiliate of NTI, serves as transfer agent, custodian and sub-administrator to the Portfolio. Northern Funds Distributors, LLC, not an affiliate of NTI, is the Trust’s distributor.

The Portfolio operates as a “government money market fund” as defined under Rule 2a-7 of the 1940 Act.

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES The investments held by the Portfolio are valued at amortized cost, which generally approximates fair value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to effective maturity. If NTI has determined that amortized cost does not approximate fair value, such securities are fair valued in accordance with policies and procedures established by, and subject to oversight of, the Trust’s Board of Trustees (the “Board”).

The use of fair valuation involves the risk that the values used by the Portfolio to price its investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) CASH AND CASH EQUIVALENTS Cash and cash equivalents may include cash and cash held in an interest-bearing deposit account at Northern Trust.

C) REPURCHASE AGREEMENTS The Portfolio may enter into repurchase agreements under the terms of a master repurchase agreement by which the Portfolio purchases securities for cash from a seller and agrees to resell those securities to the same seller at a specific price within a specified time or with an indefinite life and liquidity feature, which allows the Portfolio to resell the securities quarterly. The interest rate on such repurchase agreements resets daily. During the term of a repurchase agreement, the fair value of the underlying collateral, including accrued interest, is required to equal or exceed the fair value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust or NTI (and is not reflected in the assets of the Portfolio) as agent of the Portfolio, at The Bank of New York Mellon, State Street Bank and Trust Company or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Portfolio, at the Federal Reserve Bank of Chicago. The Portfolio is subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Portfolio may be delayed or limited. The Portfolio has entered into such repurchase agreements, as reflected in its accompanying Schedule of Investments, as of May 31, 2021.

Pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (“SEC”), the Portfolio and certain other money market portfolios advised by NTI and Northern Trust may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement. NTI administers and manages these joint repurchase agreements in accordance with and as part of its duties under its management agreement with the Portfolio and does not collect any additional fees from the Portfolio for such services. The Portfolio has entered into such joint repurchase agreements, during the period. There were no outstanding joint repurchase agreements at May 31, 2021.

The Portfolio may enter into transactions subject to enforceable netting arrangements (“Netting Arrangements”) under a repurchase agreement. Generally, Netting Arrangements allow the Portfolio to offset any exposure to a specific counterparty with any collateral received from or delivered to that counterparty. In addition, Netting Arrangements provide the right for the non-defaulting party to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral. Generally, the Portfolio manages its cash collateral and securities collateral on a counterparty basis. As of May 31, 2021, the Portfolio was not invested in any portfolio securities other than the repurchase agreements described below, with gross exposures on the Statement of Assets and Liabilities, that could be netted subject to Netting Arrangements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	9	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS continued

The following table presents the repurchase agreements, which are subject to Netting Arrangements, as well as the collateral delivered related to those repurchase agreements.

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	NET AMOUNT*
Liquid Assets	Bank of America	$160,000	$(160,000)	$–
	Barclays Capital	100,000	(100,000)	–
	Citigroup	45,053	(45,053)	–
	Fixed Income Clearing Corp.	25,000	(25,000)	–
	Goldman Sachs	160,000	(160,000)	–
	JPMorgan	185,000	(185,000)	–
	Total	$675,053	$(675,053)	$–

*	Collateral received is reflected up to the fair value of the repurchase agreement. Refer to the Schedule of Investments.

D) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Portfolio determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income, if any, is recognized on an accrual basis and includes amortization of premiums and accretion of discounts.

E) EXPENSES The Portfolio is charged for those expenses that are directly attributable to the Portfolio. Expenses incurred that do not specifically relate to an individual Portfolio generally are allocated among all the portfolios in the Trust in proportion to each portfolio’s relative net assets. Expenses are recognized on an accrual basis.

F) DISTRIBUTIONS TO SHAREHOLDERS Distribution of dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with U.S. GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to the capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Portfolio’s capital accounts. These reclassifications may relate to net operating losses and distribution reclassifications. These reclassifications have no impact on the net assets or the net asset value (“NAV”) per share of the Portfolio.

At November 30, 2020, the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)		ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)
Liquid Assets	$–	*	$–*

* Amounts round to less than $1,000.

G) FEDERAL INCOME TAXES No provision for federal income taxes has been made since the Portfolio’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and tax-exempt income to its shareholders.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) allows capital losses to be carried forward for an unlimited period and to retain their character as either short-term or long-term. The Portfolio’s ability to utilize capital loss carryforwards in the future may be limited under the Code and related regulations based on the results of future transactions.

There were no unused capital loss carryforwards in the Portfolio as of November 30, 2020.

LIQUID ASSETS PORTFOLIO	10	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

LIQUID ASSETS PORTFOLIO

MAY 31, 2021 (UNAUDITED)

At November 30, 2020, the tax component of undistributed net investment income and realized gains, including amounts declared but not yet paid for federal income tax purposes, was as follows:

	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME (LOSS)*	LONG-TERM CAPITAL GAINS (LOSSES)
Liquid Assets	$63	$–
* Ordinary income includes taxable market discount income and short-term capital gains, if any. The tax character of distributions paid during the fiscal year ended November 30, 2020, was as follows:
	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME (LOSS)*	LONG-TERM CAPITAL GAINS (LOSSES)
Liquid Assets	$6,171	$–

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended November 30, 2019, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME (LOSS)*	LONG-TERM CAPITAL GAINS (LOSSES)
Liquid Assets	$18,791	$–

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of November 30, 2020, the Portfolio had no uncertain tax positions that would require financial statement recognition or disclosure. The Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service for three years after they are filed. Any interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Portfolio will be recorded as Interest expense and Other expenses, respectively, on the Statement of Operations.

3. BANK BORROWINGS

The Trust and the Northern Funds, a registered investment company also advised by NTI, jointly entered into a $250,000,000 senior unsecured revolving credit facility on November 16, 2020, which is administered by Citibank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeded such Federal Funds Rate, the amount by which it so exceeded, plus (iii) 1.25 percent. In addition, there is an annual commitment fee of 0.15 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statement of Operations. The Credit Facility will expire on November 15, 2021, unless renewed.

The Portfolio did not have any borrowings or incur any interest expense for the six months ended May 31, 2021. There were no outstanding loan amounts at May 31, 2021.

4. MANAGEMENT AND OTHER AGREEMENTS

As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at the annual rate of 0.10 percent of the Portfolio’s average daily net assets.

NTI has contractually agreed to reimburse a portion of the operating expenses of the Portfolio (other than certain excepted expenses, i.e., acquired fund fees and expenses, the compensation paid to each independent Trustee of the Trust, expenses of third-party consultants engaged by the Board, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) as shown on the accompanying Statement of Operations, to the extent the total annual portfolio operating expenses of the Portfolio exceed 0.03 percent of the Portfolio’s average daily net assets. The total annual portfolio operating expenses after expense reimbursement for the Portfolio may be higher than the contractual limitation as a result of certain excepted expenses that are not reimbursed. The amount of the reimbursement is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses in the Statement of Operations. The contractual expense reimbursement receivable at May 31, 2021 is shown as Receivable from affiliates for expense reimbursements in the Statement of Assets and Liabilities. Any such reimbursement is paid monthly to the Portfolio by NTI.

The contractual expense reimbursement arrangement described above is expected to continue until at least April 1, 2022. The contractual expense reimbursement arrangement will continue automatically for periods of one-year (each such one-year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or the Portfolio upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangement at any time with respect to the Portfolio if it determines that it is in the best interest of the Portfolio and its shareholders.

In addition during the six months ended May 31, 2021, NTI reimbursed certain additional expenses that may be excepted expenses.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	11	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS continued

NTI may reimburse additional expenses or waive all or a portion of the management fees of the Portfolio from time to time, including to avoid a negative yield. Any such additional expense reimbursement or waiver would be voluntary and could be implemented, increased or decreased or discontinued at any time. There is no guarantee that the Portfolio will be able to avoid a negative yield. Any such reimbursement is paid monthly to the Portfolio by NTI.

During the six months ended May 31, 2021, NTI voluntarily reimbursed additional expenses that were less than $1,000.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, accrued daily and payable monthly, at an annual rate of 0.015 percent of the average daily net assets of the Portfolio.

NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Portfolio. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Portfolio has entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio’s custodian expenses, unless such uninvested cash balances receive a separate type of return. Custodian credits, if any, are shown as Less custodian credits in the Portfolio’s Statement of Operations.

Northern Funds Distributors, LLC, the placement agent for the Portfolio, received no compensation from the Portfolio under the placement agency agreement. However, it received compensation from NTI for its services as placement agent pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Portfolio. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the U.S. Government Portfolio of the Trust and/or the Global Tactical Asset Allocation Fund of Northern Funds and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

5. RELATED PARTY TRANSACTIONS

The Portfolio is permitted to purchase and sell securities from or to certain affiliated funds or portfolios under specified conditions outlined in Rule 17a-7 Procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price as defined in the Rule 17a-7 Procedures. For the six months ended May 31, 2021, the Portfolio did not have any purchases and/or sales of securities from an affiliated entity.

Certain uninvested cash balances of the Portfolio may receive a return from Northern Trust based on a market return it receives less an administrative fee. These amounts (if any) are shown on the Portfolio’s Statement of Operations as Income from affiliates.

6. INVESTMENT TRANSACTIONS

At May 31, 2021, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments and the cost basis of investments were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS
Liquid Assets	$–	$–	$–	$994,544

7. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended May 31, 2021, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENTS OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Liquid Assets	$6,502,113	$–	$(6,325,998)	$176,115

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

LIQUID ASSETS PORTFOLIO	12	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

LIQUID ASSETS PORTFOLIO

MAY 31, 2021 (UNAUDITED)

Transactions in capital shares for the fiscal year ended November 30, 2020, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENTS OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Liquid Assets	$11,866,154	$–	$(11,854,510)	$11,644

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

8. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of its business, the Portfolio may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Portfolio. The maximum exposure to the Portfolio under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

9. NEW ACCOUNTING PRONOUNCEMENTS

In March 2020, the FASB issued Accounting Standards Update (ASU) 2020-04, Reference Rate Reform (Topic 848) “Facilitation of the Effects of Reference Rate Reform on Financial Reporting” (“ASU 2020-04”), which provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021. The new guidance is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022, and the adoption of ASU 2020-04 is elective. Management does not believe this update has a material impact on the Portfolio’s financial statements and disclosures.

10. LIBOR TRANSITION

Certain of the Portfolio’s investments, payment obligations and financing terms may be based on floating rates, such as LIBOR, Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade nor compel banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. The FCA and ICE Benchmark Administrator have since announced that most LIBOR settings will no longer be published after December 31, 2021 and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing SOFR that is intended to replace U.S. dollar LIBOR.

Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Portfolio. The effect of any changes to, or discontinuation of, LIBOR on the Portfolio will depend on, among other things, (1) existing fallback or termination provisions in individual contracts and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new instruments and contracts. The expected discontinuation of LIBOR could have a significant impact on the financial markets in general and may also present heightened risk to market participants, including public companies, investment advisers, investment companies, and broker-dealers. The risks associated with this discontinuation and transition will be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Portfolio until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled.

11. CORONAVIRUS (COVID-19) PANDEMIC

An outbreak of respiratory disease caused by a novel coronavirus was first detected in December 2019 and has spread internationally. The outbreak and efforts to contain its spread have resulted in closing borders and quarantines, restricting international and domestic travel, enhanced health screenings, cancelations, disrupted supply chains and customer activity, responses by businesses (including changes to operations and reducing staff), and have produced general concern and uncertainty. The impact of the coronavirus pandemic, and other epidemics and pandemics that may arise in the future could adversely affect national and global economies, individual companies and the market in general in a manner and for a period of time that cannot be foreseen at the present time and may adversely affect the value, volatility and liquidity of dividend and interest paying securities. In the event of a pandemic or an outbreak, there can be no assurance that the Portfolio and its service providers will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long-term basis due to illness or other reasons, and could otherwise disrupt the ability of the Portfolio’s service providers to perform essential services. Certain economic and market conditions arising out of a pandemic or outbreak could result in the Portfolio’s inability to achieve its investment objectives, cause the postponement of reconstitution or rebalance dates for benchmark indices, adversely affect the prices and liquidity of the securities and other instruments in which the Portfolio invests, negatively impact the Portfolio’s performance, and cause losses on your investment in the Portfolio. Management is monitoring the development of the pandemic, which was ongoing as of the date of the financial statements, and is evaluating its impact on the financial position and operating results of the Portfolio.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	13	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS continued	MAY 31, 2021 (UNAUDITED)

12. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Portfolio through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

LIQUID ASSETS PORTFOLIO	14	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

LIQUID ASSETS PORTFOLIO

FUND EXPENSES	MAY 31, 2021 (UNAUDITED)

As a shareholder of the Portfolio, you incur ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2020 through May 31, 2021.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled Expenses Paid 12/1/2020 - 5/31/2021 to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5 percent per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

LIQUID ASSETS

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/2020	ENDING ACCOUNT VALUE 5/31/2021	EXPENSES PAID* 12/1/2020- 5/31/2021
Actual	0.03%	$1,000.00	$1,000.20	$0.15
Hypothetical (5% return before expenses)	0.03%	$1,000.00	$1,024.78	$0.15

*

Expenses are calculated using the Portfolio’s annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended May 31, 2021. Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	15	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

APPROVAL OF MANAGEMENT AGREEMENT

The Board of Trustees (the “Board” or the “Trustees”) of Northern Institutional Funds (the “Trust”) oversees the management of the Trust, including review of the investment performance and expenses of the Liquid Assets Portfolio (the “Portfolio”), at regularly scheduled meetings. In addition, the Trustees determine annually whether to approve and continue the Trust’s management agreement (the “Management Agreement”) for the Portfolio with Northern Trust Investments, Inc. (“Northern”).

The Management Agreement was re-approved with respect the Portfolio by the Board, including all of the Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of any party thereto (the “Independent Trustees”) voting separately, at the annual contract renewal meeting held on May 19-20, 2021 (the “Annual Contract Meeting”).(1)

In advance of, and at the Annual Contract Meeting, the Trustees received, considered and discussed a variety of information relating to the Management Agreement and Northern and its affiliates. This information included written materials and verbal presentations at Board meetings held via videoconference and telephonically on February 10-11, 2021 and April 8, 2021 (the “February and April Board meetings”) and at the Annual Contract Meeting. At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. Throughout the process, the Trustees also asked questions of and requested additional information from management. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law. They also met in executive sessions at the Annual Contract Meeting, and each of the other Board meetings, with their independent legal counsel without employees of Northern present.

In evaluating the Management Agreement, the Trustees discussed with counsel Northern’s reports, presentations and other information that had been provided to them at the February and April Board meetings and at the Annual Contract Meeting, as well as their interactions with Northern throughout the year and in past years at various meetings. The Trustees noted that the evaluation process with respect to Northern and the Management Agreement was an on-going one throughout the year.

The materials reviewed by the Board included, without limitation: (i) information on the investment performance of the Portfolio in comparison to other mutual funds and performance benchmarks; (ii) compliance reports; (iii) information about Northern’s and its affiliates’ risk management processes, stress testing, credit research, business continuity and cyber-security programs; (iv) fees charged to and expenses borne by the Portfolio; (v) Northern’s profitability and costs and compensation paid to affiliates of Northern; (vi) the qualifications of Northern and its affiliates to provide services to the Portfolio; (vii) information regarding purchases and redemptions of Portfolio shares; (viii) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters; and (ix) the nature of the Portfolio’s shareholders. The Trustees also considered the nature, quality and extent of non-advisory services provided to the Portfolio by Northern and its affiliates.

More specifically, the Trustees reviewed, among other things, information relating to: (i) the terms of the Management Agreement; (ii) the Portfolio’s investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by an independent third-party provider of mutual fund data; (iii) the contractual and net management fees and total expenses (after expense reimbursements and fee waivers) of the Portfolio in comparison to those borne by mutual fund peer expense groups and categories selected by the independent third-party provider of mutual fund data; (iv) the management fees charged to the Portfolio compared to the management fees charged by Northern to its other comparable institutional accounts; (v) Northern’s staffing for the Portfolio and the experience of the portfolio managers, credit research and other personnel; (vi) Northern’s financial resources and its ability to attract and retain portfolio management talent; (vii) Northern’s investments in technology to benefit the Portfolio; (viii) the fees paid by the Portfolio to Northern and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (ix) the benefits received by Northern and its affiliates from their service relationships with the Portfolio. The Trustees were provided with a description of the methodology the third-party data provider used to determine the similarity of the Portfolio with the funds included in its peer expense group and peer expense and performance universe. The Trustees also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). In evaluating the Management Agreement for the Portfolio, the Trustees gave weight to various factors including those discussed below, but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors.

Nature, Extent and Quality of Services

The Trustees considered, as part of their review, the nature, extent and quality of the services provided by Northern. In this regard, they considered both the investment advisory services, and separately the administrative and other non-advisory services that are provided to the Portfolio by Northern and its affiliates. These services include acting as the Portfolio’s administrator and sub-administrator, custodian and transfer agent and providing other services necessary for the operation of the Portfolio and the Trust. The Trustees understood that the Management Agreement encompassed both the advisory and administrative functions being rendered by Northern and its affiliates. They considered the quality of Northern’s communications with and services to shareholders, as well as the expenditures made by Northern and

LIQUID ASSETS PORTFOLIO	16	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

LIQUID ASSETS PORTFOLIO

MAY 31, 2021 (UNAUDITED)

its affiliates to improve the quality and scope of their services to the Portfolio. The Trustees considered the strength of Northern’s and its affiliates’ risk management processes, including with respect to the Portfolio’s regular reporting on stress testing. The Trustees also reviewed the compliance and administrative services provided to the Portfolio by Northern and its affiliates, including its oversight of the Portfolio’s day-to-day operations and fund accounting. The Trustees also noted that on a regular basis they received and reviewed information from the Trust’s Chief Compliance Officer regarding the Portfolio’s compliance policies and procedures pursuant to Rule 38a-1 under the 1940 Act. They also considered the quality of Northern’s compliance oversight program with respect to all of the Portfolio’s service providers and the continued involvement of Northern’s internal audit group in reviewing operations that support the Portfolio, as well as Northern’s responses to any compliance or operational issues raised during the year. The Trustees also took into account that the scope of services provided by Northern, and the undertakings required of Northern in connection with those services, including maintaining and monitoring its own and the Portfolio’s compliance programs, had expanded over time as a result of regulatory, market and other developments. In this regard, the Trustees also noted Northern’s initiatives undertaken in the past few years with respect to the Portfolio and its shareholders, including to address additional regulatory and reporting requirements. The Trustees took into account that the Portfolio had maintained a stable net asset value.

The Trustees also considered the qualifications, background and responsibilities of Northern’s senior management and investment personnel. They also noted Northern’s recruitment and retention plans for attracting high quality investment professionals, as well as its portfolio management compensation structure, and the consistency of investment approach with respect to the Portfolio. The Trustees also considered Northern’s and its affiliates’ strong financial position and stability.

The Trustees concluded that Northern was able to commit, and had committed, substantial financial and other resources to the operations of the Portfolio and was able to continue to provide quality services to the Portfolio.

Performance

The Trustees considered the investment performance of the Portfolio, including whether it had operated within its investment objective, as well as its compliance with its investment restrictions. The Trustees also took into account the low interest rate environment in which the Portfolio had been and was operating and any actions taken by Northern with respect to the Portfolio to prevent negative yields this year and in past years. The Trustees received information on the Portfolio’s investment performance for one, two, three, four, five and ten years, as well as performance for the most recent quarter and year-to-date. They compared the investment performance of the Portfolio to the performance of other Securities and Exchange Commission (“SEC”)-registered funds and to rankings issued by the third-party mutual fund data provider. The Portfolio was ranked by the data provider in quintiles, ranging from first to fifth, where first is the most desirable quintile position and fifth is the least desirable. The Trustees also reviewed the Portfolio’s performance relative to its performance benchmark and the Portfolio’s three-year performance versus net expenses as calculated by the third-party mutual fund data provider. The Trustees noted that the performance of the Portfolio was in the first quintile for the one-, three- and five-year periods ended January 31, 2021 and had outperformed its benchmark for the same periods.

The Trustees took into account senior management’s and portfolio manager’s discussion of the Portfolio’s performance and explanation for differences in investment parameters of the Portfolio and its peers. They also considered the Portfolio’s investment performance relative to the investor base the Portfolio is intended to serve. The Trustees noted the potential impact on performance of the relative risk parameters of the Portfolio. Specifically, they took into consideration Northern’s investment strategies. In addition, the Trustees reviewed the consistency of Northern’s investment approach for the Portfolio and processes to address performance issues, if any.

The Trustees concluded, based on the information received, that the Portfolio’s performance was satisfactory.

Fee Rates, Costs of Services and Profitability

The Trustees also evaluated the Portfolio’s contractual and net (after expense reimbursements) management fee rates; the Portfolio’s total operating expense ratio; Northern’s contractual commitments to continue expense reimbursements for at least one year with respect to the Portfolio; and whether a consistent methodology was in place for determining the fees and expenses of the Portfolio. In addition, the Trustees considered actions taken in past years to reduce the Portfolio’s expenses, such as service provider fee reductions.

The Trustees reviewed information on the fee rates paid by the Portfolio under the Management Agreement and the Portfolio’s total operating expense ratio compared to similar information for mutual funds advised by unaffiliated investment management firms, as prepared by the third-party mutual fund data provider. The third-party report compared the expenses of the Portfolio against its peer expense group and expense universe as determined by the third-party data provider. In comparing the Portfolio’s contractual and net management fees to those of comparable funds, the Trustees noted that the Portfolio’s management fee includes both advisory and administrative costs. Among other data, the Trustees considered that the Portfolio’s total operating expense ratio after reimbursement of expenses was below its peer expense universe median and was in the first quintile of its peer expense group.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	17	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

APPROVAL OF MANAGEMENT AGREEMENT continued	MAY 31, 2021 (UNAUDITED)

The Trustees took into account Northern’s discussion of the Portfolio’s expenses and that Northern had reimbursed expenses and/or waived fees for the Portfolio. They also reviewed information comparing the Portfolio’s fee rate to the fee rates charged by Northern to similarly managed, private institutional accounts. The Trustees considered the difference in, and level of complexity of, services provided by Northern with regard to the private institutional accounts, as well as regulatory, operational and compliance differences, board and committee support provided by Northern to the Portfolio and other differences. The Trustees considered the fee comparisons in light of the differences in management of these different kinds of accounts. These comparisons assisted the Trustees in evaluating the reasonableness of the management fees paid by the Portfolio.

In addition, the Trustees considered the amount of assets in the Portfolio; the information provided by Northern relating to the costs of the services provided by it and its affiliates; and the profits realized by them through their relationship on a portfolio-by-portfolio basis and on an overall Trust basis and both before and after distribution and certain non-distribution costs. The Trustees considered Northern’s assumptions and methodology for allocating costs to the Portfolio, recognizing that cost allocation methodologies are inherently subjective and not audited.

The Trustees also discussed information provided by the third-party provider of mutual fund data with respect to Northern’s profitability compared to other publicly-traded advisers. They considered that comparisons of advisory agreement profitability across fund families are difficult because of numerous factors, including the types of funds managed, business mix, cost allocation methodologies and other factors. The Trustees also considered Northern’s expense reimbursements during the year. They also took into account the nature of the Portfolio and the high quality of the services provided by Northern. The Trustees understood that Northern should be entitled to earn a reasonable level of profit in exchange for the level of services it provides to the Portfolio. The Trustees concluded that Northern’s profitability was not unreasonable based on the services and benefits provided and the costs assumed by Northern and its affiliates. They also noted that Northern appeared to have the resources necessary to fulfill its obligations under its management and other agreements with the Portfolio.

Economies of Scale

The Trustees considered the extent to which economies of scale would be realized as the Portfolio grows and whether fee levels reflected these economies of scale for the benefit of shareholders. The Trustees noted that the management fee of the Portfolio did not have breakpoints. They took into account management’s discussion of the Portfolio’s management fee structure and considered Northern’s view that the Portfolio is sharing in economies of scale through the level at which the Portfolio’s management fees are set and through Northern’s contractual expense reimbursements that limit the expenses for the Portfolio to a specific level. They agreed that breakpoints were not necessary with respect to the Portfolio at this time based on the level of management fees and the contractual expense reimbursements.

The Trustees determined, on the basis of the foregoing, that the Portfolio’s current management fee structure was reasonable.

Other Benefits to Northern

The Trustees also reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Portfolio. Those benefits included fees received by the affiliates for transfer agency, custodial and sub-administrative functions. The Trustees also considered that many of the Portfolio’s shareholders had other client relationships with Northern’s affiliates. In addition, the Trustees considered that the scale of the Portfolio provided opportunities to Northern to obtain securities trading advantages for its other advisory clients and that Northern and its affiliates benefit from their ability to leverage resources over a larger asset base.

After deliberation, the Trustees concluded with respect to the Portfolio that the management fee paid by the Portfolio was reasonable in light of the services provided by Northern, its costs and the Portfolio’s asset levels, and other factors including those discussed above and that renewal of the Management Agreement should be approved.

(1)

Pursuant to relief granted by the U.S. Securities and Exchange Commission (the “SEC”) in light of the COVID-19 pandemic (“Order”) and a determination by the Board that reliance on the Order was appropriate due to circumstances related to the current or potential effects of COVID-19, the Annual Contract meeting was held through video conference and telephonically.

LIQUID ASSETS PORTFOLIO	18	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

LIQUID ASSETS PORTFOLIO

    _

THIS PAGE INTENTIONALLY LEFT BLANK

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	19	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Institutional Funds files detailed month-end portfolio holdings information on Form N-MFP with the U.S. Securities and Exchange Commission (“SEC”) each month and posts a complete schedule of portfolio holdings on its website (northerntrust.com/liquid-assets-portfolio) as of the last business day of each month for the previous six months. The Portfolio’s Forms N-MFP are available electronically on the SEC’s website (sec.gov).

PROXY VOTING

Northern Institutional Funds’ Proxy Voting Policies and Procedures and the Portfolio’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Institutional Funds’ web site at northerntrust.com/institutional or the SEC’s web site at sec.gov or by calling the Northern Institutional Funds Center at 800-637-1380.

LIQUID ASSETS PORTFOLIO	20	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

Northern Funds Distributors, LLC, are not affiliated with Northern Trust.
©2021 Northern Institutional Funds

NORTHERN INSTITUTIONAL FUNDS

MANAGED BY NORTHERN TRUST

NIF SAR LAP (7/21)

(b)	Copy of notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not applicable.

Item 2. Code of Ethics.

Not applicable for the reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for the reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for the reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the reports to shareholders filed under Item 1 of this report on Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Exhibit 99.CERT: Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)	Not applicable.

(a)(4)	There has been no change to the registrant’s independent public accountant during the reporting period.

(b)	Exhibit 99.906 CERT: Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Institutional Funds

By:	/s/ Peter K. Ewing

Peter K. Ewing, President

(Principal Executive Officer)

Date: August 4, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter K. Ewing

Peter K. Ewing, President

(Principal Executive Officer)

Date: August 4, 2021

By:	/s/ Randal E. Rein

Randal E. Rein, Treasurer

(Principal Financial and Accounting Officer)

Date: August 4, 2021